As filed with the Securities and Exchange Commission on December 22, 2005
                                                Securities Act File No.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.___

                           Post-Effective Amendment No. ___


                        (Check appropriate box or boxes)



                        JOHN HANCOCK INVESTMENT TRUST II
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 663-4324
                                 --------------
                        (Area Code and Telephone Number)

              601 Congress Street, Boston, Massachusetts 02210-2805
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Alfred P. Ouellette, Esq.
                           John Hancock Advisers, LLC
                               601 Congress Street
                              Boston, MA 02210-2805
                                ----------------
                     (Name and address of agent for service)


Title of Securities Being Registered: Shares of beneficial interest of John Hancock Investment Trust II.

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration statement.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in John Hancock Small Cap Growth Fund. The enclosed proxy statement contains information about a proposal to approve the reorganization of John Hancock Small Cap Growth Fund into another John Hancock fund, John Hancock Small Cap Equity Fund. If the reorganization of your fund is approved, shareholders of your fund will become shareholders of Small Cap Equity Fund upon the closing of the reorganization and will receive shares of the corresponding class of Small Cap Equity Fund in proportion to the value of your shares in Small Cap Growth Fund.

Why is the reorganization being proposed?

The reorganization is intended to consolidate your fund with a similar fund also managed by John Hancock Advisers. Like your fund, the Small Cap Equity Fund seeks capital appreciation by investing primarily in growth-oriented small-capitalization companies. The enclosed proxy statement includes a detailed explanation of the similarities and differences of each fund's investment strategies and principal risks. By combining the two funds, it is hoped that you will benefit in two important ways. First, you will be invested in a fund that has a similar investment objective and management style as your current fund with a competitive track record. Second, you will become a shareholder in a larger combined fund that may be better positioned in the market to increase asset size and achieve economies of scale.

Impact on Fund Expenses

The expenses of each class of Small Cap Equity Fund after the reorganization are expected to be lower than those of your fund. In addition, Small Cap Equity Fund's management fee is lower than your fund's management fee at all asset levels.

Your Vote Matters

After careful consideration, your fund's trustees have unanimously approved the reorganization of John Hancock Small Cap Growth Fund into John Hancock Small Cap Equity Fund. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on [April 7], 2006.

Your vote makes a difference, no matter what the size of your investment. Please review the enclosed proxy materials and submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling the phone number on your proxy card; via mail by returning the enclosed voting card; or via the Internet by visiting www.jhfunds.com and selecting the shareholder entryway. If you have any questions or need additional information, please contact a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 A.M.
and 7:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.


Sincerely,
Keith F. Hartstein
President and Chief Executive Officer

DRAFT 12/14/05

JOHN HANCOCK SMALL CAP GROWTH FUND
(a series of John Hancock Series Trust)
(the "fund")

601 Congress Street
Boston, MA 02210

Notice of Special Meeting of Shareholders
Scheduled for March 22, 2006

This is the formal agenda for the fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A shareholder meeting of the fund will be held at 601 Congress Street, Boston, Massachusetts on Wednesday, March 22, 2006, at 10:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Small Cap Growth Fund ("your fund" or "Small Cap Growth Fund") and John Hancock Small Cap Equity Fund ("Small Cap Equity Fund"). Under this agreement, your fund would transfer all of its assets to Small Cap Equity Fund in exchange for Class A, Class B, Class C and Class I shares of Small Cap Equity Fund. These shares would be distributed, as described in the accompany proxy statement, proportionately to you and the other shareholders of Small Cap Growth Fund. Small Cap Equity Fund would also assume Small Cap Growth Fund's liabilities. Your fund's board of trustees recommends that you vote FOR this proposal.

2. Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on January 17, 2006, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitation.

By order of the board of trustees,

Alfred P. Ouellette
Assistant Secretary
January 31, 2006

PROXY STATEMENT of

John Hancock Small Cap Growth Fund
a series of John Hancock Series Trust
("Small Cap Growth Fund," the "Acquired Fund" or "your fund")

PROSPECTUS for
John Hancock Small Cap Equity Fund
a series of John Hancock Investment Trust II
("Small Cap Equity Fund" or the "Acquiring Fund")

The address of both the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

* * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

----------------------------------------------------------------------------------------------------------
                 Acquired Fund             Acquiring Fund            Shareholders Entitled to Vote
----------------------------------------------------------------------------------------------------------
Proposal 1       Small Cap Growth Fund     Small Cap Equity Fund     Small Cap Growth Fund shareholders
----------------------------------------------------------------------------------------------------------

How the Reorganization Will Work

o Your fund will transfer all of its assets to Small Cap Equity Fund. Small Cap Equity Fund will assume your fund's liabilities.

o Small Cap Equity Fund will issue Class A shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class A shares. These shares will be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date.

o Small Cap Equity Fund will issue Class B shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

o Small Cap Equity Fund will issue Class C shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class C shares. These shares will be distributed to your fund's Class C shareholders in proportion to their holdings on the reorganization date.

o Small Cap Equity Fund will issue Class I shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class I shares. These shares will be distributed to your fund's Class I shareholders in proportion to their holdings on the reorganization date.

o Your fund will be terminated and shareholders of your fund will become shareholders of Small Cap Equity Fund.

o For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Small Cap Equity Fund or the shareholders of your fund.

Rationale for the Reorganization

The reorganization is intended to consolidate your fund with a similar equity fund managed by John Hancock Advisers, LLC ("JHA" or the "Adviser"). Like your fund, Small Cap Equity Fund invests primarily in equity securities of growth-oriented small-capitalization companies.

Reflecting its larger asset size after the combination of the two funds, the expenses of each class of shares of Small Cap Equity Fund after the reorganization are expected to be lower than the current operating expenses of the corresponding class of Small Cap Growth Fund. In addition, Small Cap Equity Fund's management fee is lower than your fund's management fee at all asset levels.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

----------------------------------------------------------------------------------------------------------
Where to Get More Information
----------------------------------------------------------------------------------------------------------
The prospectus of Small Cap Equity Fund
dated [      ].
--------------------------------------------      In the same envelope as this proxy statement and
The annual report to shareholders of Small        prospectus. These documents are incorporated by
Cap Equity Fund dated October 31, 2005.           reference into (and therefore legally part of) this
                                                  proxy statement and prospectus.
----------------------------------------------------------------------------------------------------------
The prospectuses of Small Cap Growth Fund
dated May 1, 2005 as revised July 1, 2005,
as supplemented.

The annual report to shareholders of Small        On file with the Securities and Exchange Commission
Cap Growth Fund dated October 31, 2005.           ("SEC") or available at no charge by calling our
                                                  toll-free number: 1-800-225-5291. Incorporated by
A Statement of Additional Information dated       reference into (and therefore legally part of) this
January 31, 2006 which relates to this            proxy statement and prospectus.
proxy statement/prospectus and the
reorganization, and contains additional
information about the Acquired Fund and the
Acquiring Fund.
----------------------------------------------------------------------------------------------------------
To ask questions about this proxy statement       Call our toll-free telephone number: 1-800-225-5291
and prospectus.
----------------------------------------------------------------------------------------------------------

The date of this proxy statement and prospectus is January 31, 2006.

TABLE OF CONTENTS

-------------------------------------------------------------------------------------------------
                                                                                          Page
-------------------------------------------------------------------------------------------------
INTRODUCTION                                                                              [    ]
-------------------------------------------------------------------------------------------------
PROPOSAL 1 --SMALL CAP GROWTH FUND                                                        [    ]
-------------------------------------------------------------------------------------------------
  Summary                                                                                 [    ]
-------------------------------------------------------------------------------------------------
  Comparison of Investment Risks                                                          [    ]
-------------------------------------------------------------------------------------------------
  Comparison of Fund Performance                                                          [    ]
-------------------------------------------------------------------------------------------------
  Proposal to Approve the Agreement and Plan of Reorganization                            [    ]
-------------------------------------------------------------------------------------------------
PAST PERFORMANCE OF EACH FUND                                                             [    ]
-------------------------------------------------------------------------------------------------
FURTHER INFORMATION ON THE REORGANIZATION                                                 [    ]
-------------------------------------------------------------------------------------------------
CAPITALIZATION                                                                            [    ]
-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES                                        [    ]
-------------------------------------------------------------------------------------------------
BOARDS' EVALUATION AND RECOMMENDATION                                                     [    ]
-------------------------------------------------------------------------------------------------
VOTING RIGHTS AND REQUIRED VOTE                                                           [    ]
-------------------------------------------------------------------------------------------------
INFORMATION CONCERNING THE MEETING                                                        [    ]
-------------------------------------------------------------------------------------------------
OWNERSHIP OF SHARES OF THE FUNDS                                                          [    ]
-------------------------------------------------------------------------------------------------
EXPERTS                                                                                   [    ]
-------------------------------------------------------------------------------------------------
AVAILABLE INFORMATION                                                                     [    ]
-------------------------------------------------------------------------------------------------
EXHIBIT A -- Form of Agreement and Plan of Reorganization                                  A-1
-------------------------------------------------------------------------------------------------

INTRODUCTION

This proxy statement and prospectus is being used by your fund's board of trustees to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts on Wednesday, March 22, 2006, at 10:00 A.M., Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into Small Cap Equity Fund (the "Reorganization"). This proxy statement and prospectus is being mailed to your fund's shareholders on or about January 31, 2006.

The proxy statement and prospectus includes information that is specific to this proposal, including a comparison summary. You should read the entire proxy statement carefully, including Exhibit A and the enclosed prospectus and annual report of Small Cap Equity Fund, because they contain details that are not in the summary.

Who is Eligible to Vote?

Shareholders of record on January 17, 2006, are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1
Approval of Agreement and Plan of Reorganization Between
Small Cap Growth Fund and Small Cap EquityFund

A proposal to approve an Agreement and Plan of Reorganization between Small Cap Growth Fund and Small Cap Equity Fund. Under this Agreement, Small Cap Growth Fund would transfer all of its assets to Small Cap Equity Fund in exchange for Class A, Class B, Class C and Class I shares of Small Cap Equity Fund. These shares would be distributed proportionately to the shareholders of Small Cap Growth Fund. Small Cap Equity Fund would also assume Small Cap Growth Fund's liabilities. Small Cap Growth Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of Small Cap Growth Fund to Small Cap Equity Fund

-------------------------------------------------------------------------------------------------------------
COMPARISON OF FUNDS AND INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
-------------------------------------------------------------------------------------------------------------
                        Small Cap Growth Fund                         Small Cap Equity Fund
-------------------------------------------------------------------------------------------------------------
Business                The fund is a diversified series of           The fund is a diversified series of
                        John Hancock Series Trust, an                 John Hancock Investment Trust II, an
                        open-end investment management                open-end investment management company
                        company organized  as a                       organized as a Massachusetts business
                        Massachusetts business trust.                 trust.
-------------------------------------------------------------------------------------------------------------
Net assets as of        $603 million                                  $428 million
October 31, 2005
-------------------------------------------------------------------------------------------------------------
Investment              Investment Adviser:                           Investment Adviser:
adviser and             John Hancock Advisers, LLC                    John Hancock Advisers, LLC
portfolio
managers                Portfolio Managers:                           Portfolio Manager:
                        Anurag Pandit, CFA                            Alan E. Norton, CFA
                        -Senior vice president                        -Vice president
                        -Joined fund team in 1996                     -Joined fund team in 2002
                        -Joined Adviser in 1996                       -Joined Adviser in 2002
                        -Began business career in 1984                -Senior portfolio manager,
                                                                       The Colony Group (2001-2002)
                        Thomas P. Norton, CFA                         -Portfolio manager and director of
                        -Vice president                                research, Congress Asset
                        -Joined fund team in 2003                      Management Co. (1995-2001)
                        -Joined Adviser in 2002                       -Began business career in 1987
                        -Investment manager, Baring Asset
                         Management (1997-2002)                       Henry E. Mehlman, CFA
                        -Began business career in 1986                -Vice president
                                                                      -Joined fund team in 2002
                                                                      -Joined Adviser in 1988
                        Managers share investment strategy            -Senior portfolio manager,
                        and decisions                                  The Colony Group (2001-2002)
                                                                      -Vice president and director
                                                                       of research, Congress
                                                                       Asset Management Co.
                                                                       (1995-2001)
                                                                      -Began business career in 1972

                                                                      Managers share investment strategy
                                                                      and decisions.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
COMPARISON OF FUNDS AND INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
-------------------------------------------------------------------------------------------------------------
                        Small Cap Growth Fund                         Small Cap Equity Fund
-------------------------------------------------------------------------------------------------------------
Investment objective    The fund seeks long-term capital              The fund seeks capital appreciation.
                        appreciation. This objective is               This objective is fundamental and may
                        non-fundamental and can be changed            only be changed with shareholder
                        without shareholder approval.                 approval.
-------------------------------------------------------------------------------------------------------------
Primary                 The fund normally invests at least            The fund normally invests at least 80%
investments             80% of its assets in stocks of                of its assets in equity securities of
                        small-capitalization companies                small-capitalization companies
                        (companies in the capitalization              (companies in the capitalization range
                        range of the Russell 2000 Growth              of the Russell 2000 Index, which was
                        Index, which was $      million to            $      million to $      billion as of
                        $      billion as of                                         , 2006). Equity
                                       , 2006).                       securities include common and
                                                                      preferred stocks and their
                                                                      equivalents.
-------------------------------------------------------------------------------------------------------------
Investment              The managers look for companies in            In managing the fund's portfolio, the
strategies              the emerging growth phase of                  managers emphasize a bottom-up
                        development that are not yet widely           approach to individual stock
                        recognized. The fund also may invest          selection. With the aid of proprietary
                        in established companies that,                financial models, the management team
                        because of new management, products           looks for U.S. and foreign companies
                        or opportunities, offer the                   that possess a combination of strong
                        possibility of accelerating                   earning growth rates and reasonable
                        earnings.                                     valuations. These companies often
                                                                      exhibit financial strength by means of
                        To manage risk, the fund typically            sound balance sheets and other
                        invests in companies across many              financial statements.
                        industries, and does not invest more
                        than 5% of assets in any one
                        company.
-------------------------------------------------------------------------------------------------------------
                        In managing the portfolio, the                The management team uses fundamental
                        managers use fundamental financial            financial analysis of individual
                        analysis to identify rapidly growing          companies to identify those with
                        companies. The managers favor                 substantial cash flows, reliable
                        companies that dominate their market          revenue streams and strong competitive
                        niches or are poised to become                positions. To a lesser extent, the
                        market leaders. They look for strong          team also utilizes technical analysis
                        senior management teams and coherent          to assess short-and long-term market
                        business strategies. They generally           trends. The management team also looks
                        maintain personal contact with the            for companies with strong senior
                        senior management of the companies            management and coherent business
                        the fund invests in.                          strategies. They generally maintain
                                                                      personal contact with the senior
                                                                      management of the companies the fund
                                                                      invests in. The fund diversifies
                                                                      across industry sectors. The fund may
                                                                      not invest more than 5% of assets in
                                                                      any one security
-------------------------------------------------------------------------------------------------------------
Diversification         The fund may not invest more than 5%          The fund may not invest more than 5%
                        of assets in the securities of any            of assets in any one security (other
                        one issuer (other than securities of          than securities of the U.S.
                        the U.S. government, its agencies,            government, its agencies, or
                        or instrumentalities).                        instrumentalities).
-------------------------------------------------------------------------------------------------------------
Preferred stocks        Each fund may invest in preferred stocks and other types of equity securities.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
COMPARISON OF FUNDS AND INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
-------------------------------------------------------------------------------------------------------------
                        Small Cap Growth Fund                         Small Cap Equity Fund
-------------------------------------------------------------------------------------------------------------
Cash and cash           Under normal market conditions, each fund may not invest more than 10% of assets in
equivalents             cash and/or cash equivalents (except cash segregated in relation to futures, forwards, and options contracts).
-------------------------------------------------------------------------------------------------------------
Foreign securities      The fund may invest up to 10% of              The fund may invest up to 15% of assets
                        assets in foreign securities.                 in a basket of foreign securities and
                                                                      bonds of any maturity rated as low as
                                                                      CC/Ca and their unrated equivalents
                                                                      (bonds rated below BBB/Baa are considered
                                                                      high yield or "junk" bonds).
-------------------------------------------------------------------------------------------------------------
Debt                    The fund does not normally invest in          The fund may invest up to 15% of assets
Securities/High         debt securities (other than for               in a basket of foreign securities and
yield bonds             short-term cash management                    bonds of any maturity rated as low as
                        purposes).                                    CC/Ca and their unrated equivalents
                                                                      (bonds rated below BBB/Baa are considered
                                                                      high yield or "junk" bonds).
-------------------------------------------------------------------------------------------------------------
Active trading          Each fund may trade securities actively, which could increase its transaction costs
                        (thus lowering performance) and increase your taxable distributions.
-------------------------------------------------------------------------------------------------------------
Derivatives             The fund may make limited use of              The fund may make limited use of
                        certain derivatives (investments              certain derivatives (investments whose
                        whose value is based on indexes or            value is based on securities, indexes
                        currencies.                                   or currencies).
-------------------------------------------------------------------------------------------------------------
Short sales             The fund may not make short sales of          The fund may short-sell up to 15% of
                        securities.                                   the fund's assets for non-speculative
                                                                      purposes to manage volatility.
-------------------------------------------------------------------------------------------------------------
Temporary               In abnormal circumstances, the fund           In abnormal circumstances, the fund
defensive               may temporarily invest in U.S.                may temporarily invest extensively in
positions               government securities with                    investment-grade short-term
                        maturities of up to three years and           securities. In these and other cases,
                        more than 10% of assets in cash and           the fund might not achieve its goal.
                        cash equivalents. In these and other
                        cases, the fund might not achieve
                        its goal.
-------------------------------------------------------------------------------------------------------------

In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and Small Cap Equity Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Small Cap Equity Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

As the above table indicates, the investment objectives, policies and risks of the two funds are similar. However, you should note that while your fund does not have the ability to invest in debt securities (other than for short-term cash management purposes), Small Cap Equity Fund may invest up to 15% of its assets in a basket of foreign securities and bonds rated as low as CC/Ca and their unrated equivalents. In addition, Small Cap Equity Fund may short-sell up to 15% of its assets for non-speculative purposes to manage volatility, while your fund may not engage in short-selling. Furthermore, with respect to derivatives, Small Cap Equity Fund has the ability to utilize derivatives based on specific securities in addition to derivatives based on indexes and currencies, while your fund's ability to utilize derivatives is limited to instruments based on indexes or currencies. See "Comparison of Investment Risks" below.

-------------------------------------------------------------------------------------------------------------
COMPARISON OF CLASSES OF SHARES
-------------------------------------------------------------------------------------------------------------
Class A sales           The Class A shares of both funds have similar characteristics and fee structure.
charges and 12b-1       o Class A shares are offered with front-end sales charges ranging from 2.00% to
fees                    5.00% of the fund's offering price, depending on the amount invested.
                        o Class A shares are subject to a 12b-1 distribution fee equal to 0.25% annually of average net assets for Small Cap Growth Fund and 0.30% annually of average net assets for Small Cap Equity Fund.
                        o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (CDSC) ranging from 0.25% to 1.00% on shares sold within one year of purchase.
                        o Investors can combine multiple purchases of Class A shares to take advantage of breakpoints in the sales charge schedule.
                        o Sales charges are waived for the categories of investors listed in the funds'
                        prospectuses.
-------------------------------------------------------------------------------------------------------------
Class B sales           The Class B shares of both funds have the same characteristics and fee structure.
charges and 12b-1       o Class B shares are offered without a front-end sales charge, but are subject to a
fees                    CDSC if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00%
                        depending on how long the shares are held. No CDSC is imposed on shares held for more than six years.
                        o Class B shares are subject to 12b-1 distribution and service fees equal to 1.00%
                        annually of average net assets.
                        o CDSCs are waived for the categories of investors listed in the funds' prospectus.
                        o Class B shares automatically convert to Class A shares after eight years.
-------------------------------------------------------------------------------------------------------------
Class C sales           The Class C shares of both funds have the same characteristics and fee structure.
charges and 12b-1       o Class C shares are offered without a front-end sales charge, but are subject to a
fees                    CDSC of 1.00% on shares sold within one year of purchase.
                        o Class C shares are subject to 12b-1 distribution and service fees equal to 1.00%
                        annually of average net assets.
                        o No automatic conversion to Class A shares, so annual expenses continue at the
                        Class C level throughout the life of the investment.
-------------------------------------------------------------------------------------------------------------
Class I sales           o The Class I shares of both funds have the same characteristics and fee structure.
charges and 12b-1       Class I shares have no sales charges or 12b-1 fees.
fees                    o Class I shares are available to the categories of investors specified in each fund's Class I share prospectus.
-------------------------------------------------------------------------------------------------------------
12b-1 fees              o These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES
-------------------------------------------------------------------------------------------------------------
Buying shares           Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc.
                        After January 17, 2006, investors will not be allowed to open new accounts in Small
                        Cap Growth Fund but can add to existing accounts.
-------------------------------------------------------------------------------------------------------------
Minimum initial         Class A, Class B and Class C Shares: $1,000 for non-retirement accounts, $500 for
retirement              investment accounts and $250 per account opened for group investments. Investments also may be made on a Monthly Automatic Accumulation Plan, which requires $25 to open an account followed by a monthly minimum investment of $25 thereafter.

                        Class I shares: $10,000. No minimum initial investment for retirement plans with at least 350 eligible employees.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Exchanging shares       Shareholders may exchange their shares at net asset value (NAV) with no sales charge for shares of the same class of any other John Hancock fund.
-------------------------------------------------------------------------------------------------------------
Selling shares          Shareholders may sell their shares by submitting a proper written or telephone request to John Hancock Signature Services, Inc.
-------------------------------------------------------------------------------------------------------------
Net asset value         All purchases, exchanges and sales are made at a price based on the next determined
                        NAV per share of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M. Eastern Time.
-------------------------------------------------------------------------------------------------------------

Summary of Expense Comparison

As the tables below indicate, the pro forma expenses of Small Cap Equity Fund after the Reorganization are expected to be lower than your fund's expenses for all share classes. Small Cap Equity Fund's management fee is lower than your fund's management fee at all asset levels. While your fund's Class A Rule 12b-1 fee (0.25%) is lower than Small Cap Equity Fund's Class A Rule 12b-1 fee (0.30%), this difference is offset by Small Cap Equity Fund's lower management fee (0.70% at current assets levels compared to 0.75% at current asset levels for Small Cap Growth Fund). Both funds have the same Rule 12b-1 fee for Class B and Class C shares (1.00%).

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The following expense tables show the expenses for each fund for the twelve-month period ended October 31, 2005. Future expenses for all share classes may be greater or less. The tables also show the hypothetical ("pro forma") expenses of Small Cap Equity Fund assuming the Reorganization with Small Cap Growth Fund occurred on November 1, 2004. Small Cap Equity Fund's expenses after the reorganization may be greater or less than those shown.

-------------------------------------------------------------------------------------------------------------
                                                                                     Small Cap Equity
                                                                                     Fund
                                                                                     (Pro Forma
                                                                                     for the 12 months
                                                                                     ended October 31, 2005)
                                                                                     (Assuming
                                                      Small Cap       Small Cap      Reorganization
                                                      Growth          Equity         with Small Cap Growth
                                                      Fund            Fund           Fund)
-------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                      Class A         Class A        Class A
-------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases      5.00%           5.00%          5.00%
(as a % of purchase price)
-------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on reinvested            none            none           none
dividends
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of        none            none           none
purchase or sale price, whichever is less (1)
-------------------------------------------------------------------------------------------------------------
Redemption fee (2)                                    none            none           none
-------------------------------------------------------------------------------------------------------------
Exchange fee                                          none            none           none
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                     Small Cap Equity
                                                                                     Fund
                                                                                     (Pro Forma
                                                                                     for the 12 months
                                                                                     ended October 31, 2005)
                                                                                     (Assuming
                                                      Small Cap       Small Cap      Reorganization
                                                      Growth          Equity         with Small Cap Growth
                                                      Fund            Fund           Fund)
-------------------------------------------------------------------------------------------------------------
Annual fund operating expenses                        Class A         Class A        Class A
(as a % of average net assets)
-------------------------------------------------------------------------------------------------------------
Management fee                                        0.75%           0.70%          0.70%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                  0.25%           0.30%          0.30%
-------------------------------------------------------------------------------------------------------------
Other expenses                                        0.48%           0.47%          0.46%
-------------------------------------------------------------------------------------------------------------
Total fund operating expenses                         1.48%           1.47%          1.46%
-------------------------------------------------------------------------------------------------------------
Expense reimbursement(3)                              0.05%           0.05%          0.05%
-------------------------------------------------------------------------------------------------------------
Net fund operating expenses                           1.43%           1.42%          1.41%
-------------------------------------------------------------------------------------------------------------

-----------------
(1) Except for investments of $1 million or more.
(2) Does not include wire redemption fee (currently $4.00).
(3) The transfer agent has voluntarily agreed to reduce the asset-based portion of each fund's transfer agent fee on Class A, Class B and Class C shares for each month that it exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%.

-------------------------------------------------------------------------------------------------------------
                                                                                     Small Cap Equity
                                                                                     Fund
                                                                                     (Pro Forma
                                                                                     for the 12 months
                                                                                     ended October 31,
                                                                                     2005)
                                                                                     (Assuming
                                                      Small Cap       Small Cap      Reorganization
                                                      Growth          Equity         with Small Cap Growth
                                                      Fund            Fund           Fund)
-------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                      Class B         Class B        Class B
-------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases      none            none           none
(as a % of purchase price)
-------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on reinvested dividends  none            none           none
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of        5.00%           5.00%          5.00%
purchase or sale price, whichever is less
-------------------------------------------------------------------------------------------------------------
Redemption fee (1)                                    none            none           none
-------------------------------------------------------------------------------------------------------------
Exchange fee                                          none            none           none
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Annual fund operating expenses                        Class B         Class B        Class B
(as a % of average net assets)
-------------------------------------------------------------------------------------------------------------
Management fee                                        0.75%           0.70%          0.70%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                  1.00%           1.00%          1.00%
-------------------------------------------------------------------------------------------------------------
Other expenses                                        0.48%           0.47%          0.46%
-------------------------------------------------------------------------------------------------------------
Total fund operating expenses                         2.23%           2.17%          2.16%
-------------------------------------------------------------------------------------------------------------
Expense reimbursement(2)                              0.05%           0.05%          0.05%
-------------------------------------------------------------------------------------------------------------
Net fund operating expenses                           2.23%           2.12%          2.11%
-------------------------------------------------------------------------------------------------------------

-----------------
(1) Does not include wire redemption fee (currently $4.00).
(2) The transfer agent has voluntarily agreed to reduce the asset-based portion of each fund's transfer agent fee on Class A, Class B and Class C shares for each month that it exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%.

-------------------------------------------------------------------------------------------------------------
                                                                                     Small Cap Equity
                                                                                     Fund
                                                                                     (Pro Forma
                                                                                     for the 12 months
                                                                                     ended October 31, 2005)
                                                                                     (Assuming
                                                      Small Cap       Small Cap      Reorganization
                                                      Growth          Equity         with Small Cap Growth
                                                      Fund            Fund           Fund)
-------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                      Class C         Class C        Class C
-------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases      none            none           none
(as a % of purchase price)
-------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on reinvested dividends  none            none           none
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of        1.00%           1.00%          1.00%
purchase or sale price, whichever is less
-------------------------------------------------------------------------------------------------------------
Redemption fee (1)                                    none            none           none
-------------------------------------------------------------------------------------------------------------
Exchange fee                                          none            none           none
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Annual fund operating expenses                        Class C         Class C        Class C
(as a % of average net assets)
-------------------------------------------------------------------------------------------------------------
Management fee                                        0.75%           0.70%          0.70%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                  1.00%           1.00%          1.00%
-------------------------------------------------------------------------------------------------------------
Other expenses                                        0.48%           0.47%          0.46%
-------------------------------------------------------------------------------------------------------------
Total fund operating expenses                         2.23%           2.17%          2.16%
-------------------------------------------------------------------------------------------------------------
Expense reimbursement(2)                              0.05%           0.05%          0.05%
-------------------------------------------------------------------------------------------------------------
Net fund operating expenses                           2.18%           2.12%          2.11%
-------------------------------------------------------------------------------------------------------------

-----------------
(1) Does not include wire redemption fee (currently $4.00).
(2) The transfer agent has voluntarily agreed to reduce the asset-based portion of each fund's transfer agent fee on Class A, Class B and Class C shares for each month that it exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%.

-------------------------------------------------------------------------------------------------------------
                                                                                     Small Cap Equity
                                                                                     Fund
                                                                                     (Pro Forma
                                                                                     for the 12 months
                                                                                     ended October 31, 2005)
                                                                                     (Assuming
                                                      Small Cap       Small Cap      Reorganization
                                                      Growth          Equity         with Small Cap Growth
                                                      Fund            Fund           Fund)
-------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                      Class I         Class I        Class I
-------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases      none            none           none
(as a % of purchase price)
-------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on reinvested dividends  none            none           none
-------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of        none            none           none
purchase or sale price, whichever is less
-------------------------------------------------------------------------------------------------------------
Redemption fee (1)                                    none            none           none
-------------------------------------------------------------------------------------------------------------
Exchange fee                                          none            none           none
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Annual fund operating expenses                        Class I         Class I        Class I
(as a % of average net assets)
-------------------------------------------------------------------------------------------------------------
Management fee                                        0.75%           0.70%          0.70%
-------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                  none            none           none
-------------------------------------------------------------------------------------------------------------
Other expenses                                        0.16%           0.17%          0.15%
-------------------------------------------------------------------------------------------------------------
Total fund operating expenses                         0.91%           0.87%          0.85%
-------------------------------------------------------------------------------------------------------------


-----------------
(1) Does not include wire redemption fee (currently $4.00).

Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Small Cap Equity Fund, based on fees and expenses incurred during the twelve-month period ended October 31, 2005. Pro forma expenses are included assuming a Reorganization with your fund and Small Cap Equity Fund. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of Small Cap Equity Fund's actual expenses or returns, either past or future.

-------------------------------------------------------------------------------------------------------------
                                                                                 Small Cap Equity Fund
                                                                                 (Pro Forma)
                                                                                 (Assuming Reorganization
                                                                                 with Small Cap Growth
Class A        Small Cap Growth Fund             Small Cap Equity Fund           Fund)
-------------------------------------------------------------------------------------------------------------
Year 1         $  643                            $  642                          $  641
-------------------------------------------------------------------------------------------------------------
Year 3         $  945                            $  942                          $  939
-------------------------------------------------------------------------------------------------------------
Year 5         $1,268                            $1,263                          $1,258
-------------------------------------------------------------------------------------------------------------
Year 10        $2,180                            $2,170                          $2,159
-------------------------------------------------------------------------------------------------------------
Class B -- assuming redemption at end of period
-------------------------------------------------------------------------------------------------------------
Year 1         $  726                            $  720                          $  719
-------------------------------------------------------------------------------------------------------------
Year 3         $  997                            $  979                          $  976
-------------------------------------------------------------------------------------------------------------
Year 5         $1,395                            $1,364                          $1,359
-------------------------------------------------------------------------------------------------------------
Year 10        $2,376                            $1,326                          $2,315
-------------------------------------------------------------------------------------------------------------
Class B -- assuming no redemption
-------------------------------------------------------------------------------------------------------------
Year 1         $  226                            $  220                          $  219
-------------------------------------------------------------------------------------------------------------
Year 3         $  697                            $  679                          $  676
-------------------------------------------------------------------------------------------------------------
Year 5         $1,195                            $1,164                          $1,159
-------------------------------------------------------------------------------------------------------------
Year 10        $2,376                            $2,326                          $2,315
-------------------------------------------------------------------------------------------------------------
Class C -- assuming redemption at end of period
-------------------------------------------------------------------------------------------------------------
Year 1         $  326                            $  220                          $  319
-------------------------------------------------------------------------------------------------------------
Year 3         $  697                            $  679                          $  676
-------------------------------------------------------------------------------------------------------------
Year 5         $1,195                            $1,164                          $1,159
-------------------------------------------------------------------------------------------------------------
Year 10        $2,565                            $2,503                          $2,493
-------------------------------------------------------------------------------------------------------------
Class C -- assuming no redemption
-------------------------------------------------------------------------------------------------------------
Year 1         $  226                            $  220                          $  219
-------------------------------------------------------------------------------------------------------------
Year 3         $  697                            $  679                          $  676
-------------------------------------------------------------------------------------------------------------
Year 5         $1,195                            $1,164                          $1,159
-------------------------------------------------------------------------------------------------------------
Year 10        $2,565                            $2,503                          $2,493
-------------------------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------------------------
Year 1         $   93                            $   89                          $   87
-------------------------------------------------------------------------------------------------------------
Year 3         $  290                            $  278                          $  271
-------------------------------------------------------------------------------------------------------------
Year 5         $  504                            $  482                          $  471
-------------------------------------------------------------------------------------------------------------
Year 10        $1,120                            $1,073                          $1,049
-------------------------------------------------------------------------------------------------------------

Advisory Fees

Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

--------------------------------------------------------------------------------
Small Cap Growth Fund
--------------------------------------------------------------------------------
Fund Asset Breakpoints                                             Fee Rate
--------------------------------------------------------------------------------
First $1,500,000,000                                               0.75%
--------------------------------------------------------------------------------
Amount over $1,500,000,000                                         0.70%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Small Cap Equity Fund
--------------------------------------------------------------------------------
Fund Asset Breakpoints                                             Fee Rate
--------------------------------------------------------------------------------
First $1,000,000,000                                               0.70%
--------------------------------------------------------------------------------
Amount over $1,000,000,000                                         0.685%*
--------------------------------------------------------------------------------

*Breakpoint added effective July 1, 2005

Investment Adviser

John Hancock Advisers, LLC ("JHA" or the "Adviser") is the investment adviser to each fund. JHA, located at 601 Congress Street, Boston, Massachusetts
02210-2805, was organized in 1968 and had approximately $    billion in assets
under management as of                , 2005 in its capacity as investment
adviser to the funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts.

JHA is an indirect, wholly owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") a financial services company with national headquarters at John Hancock Place, Boston, Massachusetts. JHFS is wholly owned by Manulife Financial Corporation ("Manulife"), a Canadian financial services company.

The board of trustees of each fund is responsible for overseeing the performance of each fund's investment adviser and determining whether to approve and renew each fund's investment management contract.


                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------
                        Small Cap Growth Fund                         Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------
Stock market            The value of securities in the fund may go down in response to overall stock market
risk                    movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
------------------------------------------------------------------------------------------------------------
Manager risk            The manager and its strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.
------------------------------------------------------------------------------------------------------------
Investment              The small capitalization growth stocks in which the fund primarily invests could
category risk           fall out of favor with the market. This could cause the fund to underperform funds that focus on large or medium capitalization stocks or on value stocks.
------------------------------------------------------------------------------------------------------------
Small and               The fund's investments in small or medium capitalization companies may be subject to
medium                  larger and more erratic price movements than investments in established large
capitalization          capitalization companies. Many smaller companies have short track records, narrow
company risk            product lines or niche markets, making them highly vulnerable to isolated business setbacks.
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Initial public          A significant part of the fund's return may at times be attributable to investments
offering (IPO)          in IPOs. Many IPO stocks are issued by, and involve the risks associated with, small
risk                    and medium capitalization companies.
------------------------------------------------------------------------------------------------------------
Foreign                 Foreign investments involve additional risks, including potentially unfavorable
securities risk         currency exchange rates, inadequate or inaccurate financial information and social or political instability.
------------------------------------------------------------------------------------------------------------
Derivatives risk        Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
------------------------------------------------------------------------------------------------------------
Bond risk               Not applicable.                               Any bonds held by the fund could be
                                                                      downgraded in credit rating or go into
                                                                      default. Bond prices generally fall
                                                                      when interest rates rise and longer
                                                                      maturity will increase volatility.
                                                                      High yield bond prices can fall on bad
                                                                      news about the economy, an industry,
                                                                      or a company.
------------------------------------------------------------------------------------------------------------
Short sales risk        Not applicable.                               The fund may incur a loss as a result
                                                                      of a short sale if the price of a
                                                                      security increases between the date of
                                                                      the short sale and the date on which
                                                                      the fund replaces the borrowed
                                                                      security. Short selling may also
                                                                      produce higher than normal portfolio
                                                                      turnover which may result in increased
                                                                      transaction costs to the fund.
------------------------------------------------------------------------------------------------------------
Liquidity and           In a down or unstable market, the fund's investments could become harder to value
valuation risks         accurately or to sell at a desirable price.
------------------------------------------------------------------------------------------------------------
Turnover risk           In general, the greater the volume of buying and selling by a fund (and the higher its "turnover rate"), the greater the impact that transaction costs will have on the fund's performance. The fund's turnover rate may exceed 100%, which is considered relatively high.
------------------------------------------------------------------------------------------------------------

COMPARISON OF FUND PERFORMANCE

Past performance records of each fund through                , 2006, including
(1) calendar year total returns (without sales charges) and (2) average annual total returns (including imposition of sales charges) are set forth under "Past Performance of Each Fund" on page __ of this proxy statement and prospectus.


PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on the Reorganization." The Agreement provides for a Reorganization on the following terms:

o The Reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on
            , 2006, but may occur on any later date before             , 2006.
Small Cap Growth Fund will transfer all of its assets to Small Cap Equity Fund and Small Cap Equity Fund will assume all of Small Cap Growth Fund's liabilities. This will result in the addition of Small Cap Growth Fund's assets to Small Cap Equity Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the closing date of the Reorganization.

o Small Cap Equity Fund will issue to Small Cap Growth Fund Class A shares in an amount equal to the net assets attributable to Small Cap Growth Fund Fund's Class A shares. As part of the liquidation of Small Cap Growth Fund, these shares will immediately be distributed to Class A shareholders of record of Small Cap Growth Fund in proportion to their holdings on the closing date of the Reorganization. As a result,

Class A shareholders of Small Cap Growth Fund will end up as Class A shareholders of Small Cap Equity Fund.

o Small Cap Equity Fund will issue to Small Cap Growth Fund Class B shares in an amount equal to the net assets attributable to Small Cap Growth Fund's Class B shares. As part of the liquidation of Small Cap Growth Fund, these shares will immediately be distributed to Class B shareholders of record of Small Cap Growth Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class B shareholders of Small Cap Growth Fund will end up as Class B shareholders of Small Cap Equity Fund.

o Small Cap Equity Fund will issue to Small Cap Growth Fund Class C shares in an amount equal to the net assets attributable to Small Cap Growth Fund's Class C shares. As part of the liquidation of Small Cap Growth Fund, these shares will immediately be distributed to Class C shareholders of record of Small Cap Growth Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class C shareholders of Small Cap Growth Fund will end up as Class C shareholders of Small Cap Equity Fund.

o Small Cap Equity Fund will issue to Small Cap Growth Fund Class I shares in an amount equal to the net assets attributable to Small Cap Growth Fund's Class I shares. As part of the liquidation of Small Cap Growth Fund, these shares will immediately be distributed to Class I shareholders of record of Small Cap Growth Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class I shareholders of Small Cap Growth Fund will end up as Class I shareholders of Small Cap Equity Fund.

o After the shares are issued, the existence of Small Cap Growth Fund will be terminated.

Reasons for the Proposed Reorganization


Reasons for the Proposed Reorganization

The board of trustees of your fund believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that the reorganization would permit your fund's shareholders to pursue similar investment goals in a larger fund. Both funds focus on equity securities of growth-oriented small capitalization companies. The greater asset size of the combined fund may allow it, relative to your fund, to (i) obtain better net prices on securities trades, (ii) achieve greater diversification of portfolio holdings and (iii) reduce per-share expenses as fixed expenses are shared over a larger asset base.

Second, that your fund's management fee and expenses as of each fund's fiscal year ended October 31, 2005 are higher than Small Cap Equity Fund's management fee and expenses. As a result of the reorganization, shareholders of your fund may experience a reduction in the total amount of fees, as a percentage of average net assets, that they indirectly pay.

Third, that, while the investment returns of both funds have been volatile and each fund has outperformed the other during certain periods, Small Cap Equity Fund has performed better than your fund for the one-, three-, five-, and ten-year periods with respect to Class A and Class B shares and for the one-, three-, five, and since inception periods for Class C and Class I shares, which have existed for less than ten years.

Fourth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce Small Cap Equity Fund's expense ratio over time because of economies of scale if the funds are combined.

In evaluating the proposed reorganization, the trustees also considered that the adviser proposes to sell as much of your fund's portfolio prior to the closing as is consistent with the treatment of the reorganization as tax-free. The portfolio managers of the Acquiring Fund have indicated that a substantial majority of the portfolio holdings of your fund are not consistent with the Acquiring Fund's investment strategy. Your fund will incur brokerage commissions and other transaction costs in connection with such transactions, reducing the net asset value of your shares. While these transactions may also generate capital gains, your fund has capital losses that will be available to offset any capital gains.

The board of trustees of Small Cap Equity Fund considered that to the extent that any portfolio securities of the Acquired Fund are retained, the Reorganization presents an opportunity for Small Cap Equity Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity may provide an economic benefit to Small Cap Equity Fund and its shareholders.

The boards of both funds also considered other benefits that the Adviser and the funds' distributor may receive from the Reorganization. For example, the Adviser might achieve cost savings from managing one larger fund compared to managing more than one fund following similar investment policies. The boards believe, however, that these savings will not amount to a significant economic benefit to the Adviser or distributor.

Unreimbursed Distribution and Shareholder Service Expenses

The boards of trustees of Small Cap Growth Fund and Small Cap Equity Fund have determined that, if the Reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under Small Cap Growth Fund's Rule 12b-1 Plans will be reimbursable expenses under Small Cap Equity Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under Small Cap Equity Fund's Rule 12b-1 Plans (0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A shares, Class B shares and Class C shares, respectively) will not increase. Class I shares of both funds are not subject to a Rule 12b-1 plan.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of shares of Small Cap Growth Fund and Small Cap Equity Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent.

Rule 12b-1 Payments and Unreimbursed Expenses

------------------------------------------------------------------------------------------------------------
                                     Aggregate
                                     Dollar Amount                                    Unreimbursed
                                     of 12b-1 Fees         Unreimbursed               Expenses as %
                                     Paid (for the         Rule 12b-1                 of Each Class'
                                     12 months ended       Expenditures               Average Net
Name of Fund                         October 31, 2005)     (as of October 31, 2005)   Assets
------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                $1,260,798(A)         $   414,459                0.08%
------------------------------------------------------------------------------------------------------------
                                     $1,385,793(B)         $11,363,676                8.20%
------------------------------------------------------------------------------------------------------------
                                     $  169,100(C)         $   864,893                5.11%
------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                $  648,366(A)         $   238,817                0.11%
------------------------------------------------------------------------------------------------------------
                                     $1,552,538(B)         $ 3,240,656                2.09%
------------------------------------------------------------------------------------------------------------
                                     $  534,064(C)         $   668,160                1.25%
------------------------------------------------------------------------------------------------------------
Pro Forma (Small Cap Equity          $2,161,323(A)         $   653,276                0.09%
Fund):                               -----------------------------------------------------------------------
                                     $2,938,331(B)         $14,604,332                4.97%
------------------------------------------------------------------------------------------------------------
Assuming Reorganization              $  703,164(C)         $ 1,533,053                2.18%
with Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------

If the Reorganization had taken place on October 31, 2005, the pro forma combined unreimbursed expenses of Small Cap Equity Fund's Class B shares and Class C shares would have been higher than if no Reorganization had occurred. Nevertheless, Small Cap Equity Fund's assumption of Small Cap Growth Fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under Small Cap Equity Fund's Rule 12b-1 Plans. These payments will continue to be 0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A, Class B and Class C shares, respectively.

John Hancock Funds, LLC may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if Small Cap Equity Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.


PAST PERFORMANCE OF EACH FUND

Set forth below is past performance information for each fund, which indicates some of the risks of investing in each fund.

The bar charts under "Calendar Year Total Returns" show how each fund's Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables under "Average Annual Total Returns" shows average annual total return for each fund over time, for each class of shares (including deductions for sales charges) compared with a broad-based securities market indexes. Class A performance is shown both before and after taxes for Small Cap Equity Fund and Small Cap Growth Fund. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns - Class A Shares (without sales charge)

[THE FOLLOWING IS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

                                          1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Acquired Fund)     43.14%   13.76%   15.36%   12.36%   64.96%   -21.48%  -14.22%  -31.54%  30.31%   14.25%
Small Cap Equity Fund (Acquiring Fund)    20.26%   12.91%   25.25%   -2.10%   98.25%    -6.26%   10.97%  -44.33%  48.91%   12.86%

Year-To-Date and Quarterly Returns

Small Cap Growth Fund's year-to-date return as of October 31, 2005 at net asset value for Class A shares was -2.99%. During the period shown in the bar chart, the fund's highest quarterly return was 43.86% for the quarter ended December 31, 1999, and the lowest quarterly return was -26.52% for the quarter ended September 30, 2001.

Small Cap Equity Fund's year-to-date return as of October 31, 2005 at net asset value for Class A shares was 3.57%. During the period shown in the bar chart, the fund's highest quarterly return was 47.75% for the quarter ended December 31, 1999, and the lowest quarterly return was -33.72% for the quarter ended September 30, 2001.

Average Annual Total Returns for Periods Ending October 31, 2005 (including sales charge)

                                                                                                         10 Years
                                                                                                         (or life of
                                                           1 Year         3 Years        5 Years         Class/Fund)*
                                                           ------         -------        -------         ------------
Small Cap Growth Fund
Class A - Before Taxes                                      0.10%         10.83%          -6.82%           4.70%
Class A - After Taxes on Distributions (1)                  0.10%         10.83%          -6.97%           3.83%
Class A - After Taxes on Distributions and Sale of
Fund Shares (1)                                             0.07%          9.34%          -5.67%           3.86%
Class B - Before Taxes                                     -0.40%         11.11%          -6.95%           4.61%
Class C** - Before Taxes                                    3.60%         11.91%          -6.56%           1.88%
Class I-Before Taxes                                        5.70%         13.35%          -5.36%          -4.32%
Russell 2000 Index(2)                                      12.08%         21.54%           6.75%           9.53%
Russell 2000 Growth Index(3)                               10.91%         19.71%          -1.62%           4.81%
Standard and Poor's Small Cap 600 Index(4)                 15.27%         21.61%          10.12%          12.38%

Small Cap Equity Fund
Class A - Before Taxes                                      9.35%         18.46%          -1.06%          10.81%
Class A - After Taxes on Distribution(1)                    9.35%         18.46%          -1.67%           9.42%
Class A - After Taxes on Distributions and Sale of
Fund Shares(1)                                              6.08%         16.06%          -1.23%           8.70%
Class B - Before Taxes                                      9.24%         18.94%          -1.10%          10.75%
Class C** - Before Taxes                                   13.24%         19.64%          -0.74%           7.24%
Class I - Before taxes                                     15.70%         21.26%          --               0.37%
Russell 2000 Index(2)                                      12.08%         21.54%           6.75%           9.53%
Russell 2000 Growth Index(3)                               10.91%         19.71%          -1.62%           4.81%
Standard and Poor's Small Cap 600 Index(4)                 15.27%         21.61%          10.12%          12.38%

---------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

(3) Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2,000 Index with a greater-than- average growth orientation.

(4) Standard and Poor's Small Cap 600 Index, an unmanaged index of 600 U.S. small-size companies.

* Class C shares of Small Cap Growth Fund commenced operations on June 1, 1998. Class I shares of Small Cap Growth Fund commenced operations on December 7, 1999. Class C shares of Small Cap Equity Fund commenced operations on May 1, 1998. Class I shares of Small Cap Equity Fund commenced operations on August 15, 2001. The corresponding Russell 2000 Index returns for periods since these dates were as follows: since May 1, 1998, 5.24%; since June 1, 1998, 6.32%, since December 7, 1999, 7.07%, since August 15, 2001, 8.75%. The corresponding Russell 2000 Growth Index returns for periods since these dates were as follows: since May 1, 1998, 0.73%, since June 1, 1998, 2.06%, since December 7, 1999, -1.34%, since August 15, 2001, 4.44%. The corresponding Standard and Poor's Small Cap 600 Index returns for periods since these dates were as follows: since May 1, 1998, 7.96%, since June 1, 1998, 8.93%, since December 7, 1999, 11.91%, since
August 15, 2001, 10.90%.

** The average annual total returns for Class C shares have been adjusted to reflect the elimination of the 1% front-end sales charge effective July 15, 2004.

FURTHER INFORMATION ON THE REORGANIZATION

Tax Status of the Reorganization

The Reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, with respect to the Reorganization, for federal income tax purposes:

o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

o The basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the basis of your shares of the Acquired Fund surrendered in exchange; and

o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement and Plan of Reorganization are described above. The following is a summary of certain additional terms of the Agreement and Plan of Reorganization. This summary and any other description of the terms of the Agreement and Plan of Reorganization contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety, that is proposed for the Reorganization.

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the closing date of the Reorganization, you must either surrender the certificates to your fund(s) or deliver to your fund(s) a lost certificate affidavit, in the form of and accompanied by the surety bonds that your fund(s) may require (collectively, an "Affidavit"). On the closing date of the Reorganization, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Small Cap Equity Fund shares. Shareholders may not redeem or transfer Small Cap Equity Fund shares received in the Reorganization until they have surrendered their fund share certificates or delivered an Affidavit. Small Cap Equity Fund will not issue share certificates in the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 6).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 7).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's declaration of trust and by-laws. The fund's obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraph
8).

Termination of Agreement. The board of trustees of the Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, LLC will pay the reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs.


CAPITALIZATION

With respect to each Proposal, the following tables set forth the capitalization of each fund as of October 31, 2005, and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between October 31, 2005, and the Reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

--------------------------------------------------------------------------------
                                 Small Cap Growth    Small Cap        Pro
                                 Fund                Equity Fund      Forma (1)
--------------------------------------------------------------------------------
Net Assets (millions)            $ 602.5             $ 428.1          $1,030.6
--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
  Class A                        $  9.72             $ 20.00          $  20.00
--------------------------------------------------------------------------------
  Class B                        $  8.41             $ 18.77          $  18.77
--------------------------------------------------------------------------------
  Class C                        $  8.41             $ 18.77          $  18.77
--------------------------------------------------------------------------------
  Class I                        $ 10.02             $ 20.56          $  20.56
--------------------------------------------------------------------------------
Shares Outstanding
--------------------------------------------------------------------------------
  Class A                        48,837,506          10,689,156       34,435,505
--------------------------------------------------------------------------------
  Class B                        12,959,844           7,468,819       13,278,809
--------------------------------------------------------------------------------
  Class C                         1,849,491           2,546,688        3,375,591
--------------------------------------------------------------------------------
  Class I                           293,885           1,198,009        1,341,266
--------------------------------------------------------------------------------

(1) Assuming the Reorganization of Small Cap Growth Fund into Small Cap Equity Fund occurs. If the Reorganization of your fund had taken place on October 31, 2005, approximately 0.486 Class A, 0.448 Class B, 0.448 Class C and 0.487 Class I shares of Small Cap Equity Fund would have been issued for each share of Small Cap Growth Fund, respectively.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

--------------------------------------------------------------------------------
Type of                   Headings in Each Prospectus
Information
--------------------------------------------------------------------------------
Investment objective      Goal and Strategy / Main Risks
and policies
--------------------------------------------------------------------------------
Portfolio                 Portfolio Managers
management
--------------------------------------------------------------------------------
Expenses                  Your Expenses
--------------------------------------------------------------------------------
Custodian                 Business Structure
--------------------------------------------------------------------------------
Shares of beneficial      Your Account: Choosing a Share Class
interest
--------------------------------------------------------------------------------
Purchase of shares        Your Account: Choosing a Share Class, How Sales
                          Charges are Calculated, Sales Charge Reductions and
                          Waivers, Opening an Account, Buying Shares,
                          Transaction Policies, Additional Investor Services
--------------------------------------------------------------------------------
Redemption of sales       Your Account: Selling Shares, How Sales Charges are
of shares                 Calculated, Transaction Policies
--------------------------------------------------------------------------------
Dividends,                Dividends and Account Policies
distributions and taxes
--------------------------------------------------------------------------------

BOARD'S EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of Small Cap Growth Fund, including the trustees who are not "interested persons" of Small Cap Growth Fund in the Reorganization or the Adviser ("independent trustees"), approved the Reorganization. In particular, the trustees determined that the Reorganization is in the best interests of Small Cap Growth Fund and that the interests of Small Cap Growth Fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the board of trustees of Small Cap Equity Fund, including the independent trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Small Cap Equity Fund and that the interests of Small Cap Equity Fund's shareholders would not be diluted as a result of the Reorganization.

                    The trustees of your fund recommend that
               shareholders of your fund vote FOR the proposal to
                approve the Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of each proposal described above requires the affirmative vote of a majority of the shares of the Acquired Fund outstanding and entitled to vote on each respective proposal. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

------------------------------------------------------------------------------------------------------------
Shares                            Quorum                            Voting
------------------------------------------------------------------------------------------------------------
In General                        All shares "present" in           Shares "present" in person will be
                                  person or by proxy are            voted in person at the meeting.
                                  counted towards a quorum.         Shares present by proxy will be voted
                                                                    in accordance with instructions.
------------------------------------------------------------------------------------------------------------
Proxy with no                     Considered "present" at           Voted "for" a proposal.
Voting                            meeting.
Instruction (other
than
Broker Non-Vote)
------------------------------------------------------------------------------------------------------------
Broker Non-Vote                   Considered "present" at           Not voted. Same effect as a vote
                                  meeting.                          "against" a proposal.
------------------------------------------------------------------------------------------------------------
Vote to Abstain                   Considered "present" at           Not voted. Same effect as a vote
                                  meeting.                          "against" a proposal.
------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to a proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $70,000. The Adviser will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, or

o By returning a duly executed proxy with a later date before the time of the meeting, or

o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted. Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of January 17, 2006 (the "record date"), the number of shares of beneficial interest of the Acquired Fund outstanding were as follows:

--------------------------------------------------------------------------------
FUND                                           SHARES OUTSTANDING
--------------------------------------------------------------------------------
Small Cap Growth Fund
--------------------------------------------------------------------------------
  Class A                                      _______
--------------------------------------------------------------------------------
  Class B                                      _______
--------------------------------------------------------------------------------
  Class C                                      _______
--------------------------------------------------------------------------------
  Class I
--------------------------------------------------------------------------------

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

The Acquired Fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the Adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

To vote via the Internet:

o Read the proxy statement and have your proxy card(s) at hand.

o Go to the Web site on the proxy card.

o Enter the "control number" found on your proxy card.

o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

o To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

Shareholders' Proposals

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 601 Congress Street, Boston, Massachusetts 02210 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of January 17 , 2006, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

--------------------------------------------------------------------------------
                                          Small Cap Growth Fund
--------------------------------------------------------------------------------
Names and Addresses of Owners of          Class A   Class B    Class C    Class I
More Than 5% of Shares
--------------------------------------------------------------------------------
                                          ---%                 ---%
--------------------------------------------------------------------------------
                                                    ----%      ---%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                          Small Cap Equity Fund
-----------------------------------------------------------------------------------------------
Names and Addresses of Owners of          Class A   Class B    Class C    Class I    Class R
More Than 5% of Shares
-----------------------------------------------------------------------------------------------
                                          ---%                            ---%
-----------------------------------------------------------------------------------------------
                                                    ----%                 ---%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------

As of                ,2006, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS

The financial highlights and financial statements of (i) Small Cap Equity Fund, for the periods ended October 31, 2005, and (ii) Small Cap Growth Fund, for the periods ended October 31, 2005, are incorporated by reference into this proxy statement and prospectus. The financial statements for Small Cap Growth Fund's most recent fiscal year (but not for semi-annual periods) and financial highlights have been independently audited by the registered public accounting
firm              , as stated in their report appearing in the
statement of additional information. The financial statements for Small Cap Equity Fund's most recent fiscal year (but not for semi-annual periods) and financial highlights have been independently audited by the registered public
accounting firm                     , as stated in their reports appearing
in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., The Woolworth Building, 233 Broadway, New York, New York 10279, and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                       WCPHD LLP
                                                      DRAFT OF November 11, 2005

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this [__]st day of [________], 2005, by and between John Hancock Investment Trust II, a Massachusetts business trust (the "Trust") on behalf of its series, John Hancock Small Cap Equity Fund (the "Acquiring Fund") and John Hancock Series Trust, a Massachusetts business trust (the "Trust II"), on behalf of its series, John Hancock Small Cap Growth Fund (the "Acquired Fund"), each with their principal place of business at 601 Congress Street, Boston, Massachusetts
02210. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a)(1)[(D)] of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares, Class B shares, Class C shares and Class I shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by (2) the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

 1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of Class A, Class B, Class C and Class I shares of beneficial interest of the Acquired Fund, as of the close of business on [April 7, 2006] (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of each class of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") attributable to the applicable class, assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the Closing, as defined in Paragraph 3.1 hereof. All computations shall be provided by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

 1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

 1.3 John Hancock Advisers, LLC, the investment adviser to the Acquiring
     Fund and the Acquired Fund, will bear the expenses allocable to each fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated.

 1.4 On or as soon after the Closing Date as is conveniently practicable
     (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. Acquired Fund shareholders who own Class A shares of the Acquired Fund will receive Class A Acquiring Fund Shares. Acquired Fund shareholders who own Class B shares of the Acquired Fund will receive Class B Acquiring Fund Shares. Acquired Fund shareholders who own Class C shares of the Acquired Fund will receive Class C Acquiring Fund Shares. Acquired Fund shareholders who own Class I shares of the Acquired Fund will receive Class I Acquiring Fund Shares. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

 1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the reorganization. The Acquiring Fund will not issue share certificates in the reorganization.

 1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

 1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

 1.8 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

 2.1 The net asset values of the Class A, Class B, Class C and Class I
     Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund attributable to its Class A, Class B, Class C and Class I shares to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Class A, Class B, Class C and Class I Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net value of the assets of the Acquired Fund attributable to its Class A, Class B, Class C and Class I shares to be transferred shall be computed by the Custodian by calculating the value of the assets of each class transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities of each class assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

 2.2 The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets attributable to that class, less the liabilities attributable to that class assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of the same class, all as determined in accordance with Paragraph 2.1 hereof.

 2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3. CLOSING AND CLOSING DATE

 3.1 The Closing Date shall be [April 7, 2006] or such other date on or before [ , 2006] as the parties may agree. The closing of the reorganization (the "Closing") shall be held as of 5:00 p.m. at the offices of the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

 3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

 3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before [ , 2006], this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

 3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of each class of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

 4.1 The Trust II, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund as follows:

     (a) The Trust II is a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust II nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust II;

     (c) The Trust II and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust II's Declaration of Trust, as amended and restated (as defined above, the "Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquired Fund is a party or by which it is bound;

     (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

     (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

     (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of October 31, 2005 and the related statement of operations (copies of which have been furnished to the Acquiring Fund), present fairly in all material respects the financial condition of the Acquired Fund as of October 31, 2005 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

     (g) Since October 31, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

     (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

     (i) The Acquired Fund has qualified for the favorable tax treatment as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

     (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph
     3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

     (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

     (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust II, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

     (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

     (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

     (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

     (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

     (q) The Class A, Class B, and Class C prospectus of the Acquired Fund, dated May 1, 2005 as revised July 1, 2005, as supplemented, and the Class I prospectus of the Acquired Fund dated May 1, 2005 as revised July 1, 2005, as supplemented (collectively, the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

     (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

 4.2 The Trust, on behalf of the Acquiring Fund,represents, warrants and covenants to the Acquired Fund as follows:

     (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a non-diversified series of the Trust;

     (c) The Class A, Class B, and Class C prospectus of the Acquired Fund, dated May 1, 2005 as revised July 1, 2005, as supplemented, and the Class I prospectus of the Acquired Fund dated May 1, 2005 as revised July 1, 2005, as supplemented (the "Acquiring Fund Prospectus") and statement of additional information for Class A, Class B Class C and Class I shares of the Acquiring Fund, dated March 1, 2005 as revised July 1, 2005, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (d) At the Closing Date, the Trust, on behalf of the Acquiring Fund. will have good and marketable title to the assets of the Acquiring Fund;

     (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

     (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

     (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of October 31, 2005 and the related statement of operations for each such period (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquiring Fund as of October 31, 2005, the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

     (h) Since October 31, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust, on behalf of the Acquiring Fund,of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

     (i) Each of the Acquiring Fund and its predecessors has qualified for the favorable tax treatment as a regulated investment company for each taxable year of its operation and the Acquiring Fund will continue to qualify as such as of the Closing Date and thereafter;

     (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

     (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

     (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

     (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

     (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

 5.1 Except as expressly contemplated herein to the contrary, the Trust II, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

 5.2 The Trust II, on behalf of the Acquired Fund, will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

 5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

 5.4 The Trust II, on behalf of the Acquired Fund, will provide such information within its possession or reasonably obtainable as the Trust, on behalf of the Acquiring Fund,requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

 5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

 5.6 The Trust II, on behalf of the Acquired Fund, shall furnish to the Trust, on behalf of the Acquiring Fund, on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

 5.7 The Trust, on behalf of the Acquiring Fund,will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

 5.8 The Trust II, on behalf of the Acquired Fund,will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

 5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Section 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code or otherwise, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(D) of the Code, and shall not take any position inconsistent with such treatment.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II, ON BEHALF OF THE ACQUIRED FUND,

The obligations of the Trust II, on behalf of the Acquired Fund,to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust, on behalf of the Acquiring Fund,of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

 6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund,contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

 6.2 The Trust, on behalf of the Acquiring Fund,shall have delivered to the Trust II, on behalf of the Acquired Fund,a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust II, on behalf of the Acquired Fund,and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund,made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II, on behalf of the Acquired Fund,shall reasonably request; and

 6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate in a form acceptable to Wilmer Cutler Pickering Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND,

The obligations of the Trust, on behalf of the Acquiring Fund,to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II, on behalf of the Acquired Fund,of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

 7.1 All representations and warranties of the Trust II, on behalf of the Acquired Fund,contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

 7.2 The Trust II, on behalf of the Acquired Fund,shall have delivered to the Trust, on behalf of the Acquiring Fund,the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

 7.3 The Trust II, on behalf of the Acquired Fund,shall have delivered to the Trust, on behalf of the Acquiring Fund,on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Trust, on behalf of the Acquiring Fund,and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust, on behalf of the Acquiring Fund,shall reasonably request;

 7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual [or voluntary] expense limitation; and

 7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate in a form acceptable to Wilmer Cutler Pickering Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II, ON BEHALF OF THE ACQUIRED FUND, AND THE TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations hereunder of the Trust II, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, are each subject to the further conditions that on or before the Closing Date:

 8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust II's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust on behalf of the Acquiring Fund;

 8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

 8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the

     Trust, on behalf of the Acquiring Fund, and the Trust II, on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

 8.4 The Registration Statement shall have become effective under the 1933
     Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

 8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

 8.6 The parties shall have received an opinion of Wilmer Cutler Pickering
     Hale and Dorr LLP, satisfactory to the Trust II, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund, nor the Trust II, on behalf of the Acquired Fund, may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

 9.1 The Trust, on behalf of the Acquiring Fund, and the Trust II, on behalf of the Acquired Fund, represent and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

 9.2 John Hancock Advisers, LLC, the investment adviser to the Acquiring
     Fund and the Acquired Fund, will bear the expenses allocable to each fund in connection with transactions contemplated by this Agreement, whether or not the transaction contemplated hereby are consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Trust, on behalf of the Acquiring Fund, and the Trust II, on behalf of the Acquired Fund, agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust, on behalf of the Acquiring Fund, and the Trust II, on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

     (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

     (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

     (c) by resolution of the Trust's Board of Trustees, on behalf of the Acquiring Fund, if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

     (d) by resolution of the Trust II's Board of Trustees, on behalf of the Acquired Fund, if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Trust II, the Acquiring Fund, or the Acquired Fund, or the Trustees or officers of the Trust or Trust II, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 601 Congress Street, Boston, Massachusetts 02210, Attention:
President, and, in either case, with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by on or behalf of the Acquiring Fund or the Acquired Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.



                                 JOHN HANCOCK INVESTMENT TRUST II, on behalf of JOHN HANCOCK SMALL CAP EQUITY FUND



                                 By:____________________________________________


                                 Keith F. Hartstein
                                 President and Chief Executive Officer





                                 JOHN HANCOCK SERIES TRUST, on behalf of
                                 JOHN HANCOCK SMALL CAP GROWTH FUND



                                 By:____________________________________________


                                 [                 ]
                                 [                 ]

Thank
You
for mailing
your proxy card
promptly!

                                     Part B

                       Statement of Additional Information

                       JOHN HANCOCK SMALL CAP EQUITY FUND
    (the "Acquiring Fund", and a series of John Hancock Investment Trust II)

                       JOHN HANCOCK SMALL CAP GROWTH FUND
        (the "Acquired Fund", and a series of John Hancock Series Trust)

                               601 Congress Street
                              Boston, MA 02210-2805
                                 1-800-225-5291

                                January 31, 2006

This Statement of Additional Information provides additional information and is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus dated January 31, 2006. This Statement of Additional Information provides additional information about John Hancock Small Cap Equity Fund and the Fund that it is acquiring, John Hancock Small Cap Growth Fund. Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling John Hancock Signature Services, Inc., at 1-800-225-5291.

                                Table Of Contents

                                                                           Page
Introduction                                                                 3
Additional Information about the Acquiring Fund                              3
General Information and History                                              3
Investment Objective and Policies                                            3
Management of the Acquiring Fund                                             3
Control Persons and Principal Holders of Shares                              3
Investment Advisory and Other Services                                       3
Brokerage Allocation and Other Practices                                     3
Capital Stock and Other Securities                                           3
Purchase, Redemption and Pricing of Acquiring Fund Shares                    3
Tax Status                                                                   4
Underwriters                                                                 4
Financial Statements                                                         4

Additional Information about the Acquired Fund                               4
General Information and History                                              4
Investment Objective and Policies                                            4
Management of the Acquired Fund                                              4
Control Persons and Principal Holders of Shares                              4
Investment Advisory and Other Services                                       4
Brokerage Allocation and Other Practices                                     4
Capital Stock and Other Securities                                           4
Purchase, Redemption and Pricing of Acquired Fund Shares                     5
Tax Status                                                                   5
Underwriters                                                                 5
Financial Statements                                                         5

                                  INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated January 31, 2006 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of Small Cap Growth Fund, a series of Series Trust, into John Hancock Small Cap Equity Fund, a series of Investment Trust II and in connection with the solicitation by the management of Series Trust of proxies to be voted at the Meeting of Shareholders of Small Cap Growth Fund to be held on March 22, 2006.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Small Cap Equity Fund's statement of additional information for Class A, B C, I and R shares, dated March 1, 2005 as revised July 1, 2005 (the "SAI") (File No. 2-90305), as filed with the Securities and Exchange Commission on July 6, 2005 (Rule 497) (Accession No. 0001010521-05-000246) is
     incorporated herein by reference.

2. Small Cap Equity Fund's annual report to shareholders for the fiscal year ended October 31, 2005 (File No. 2-90305), as filed with the Securities and Exchange Commission on December , 2005 (Accession number ) is incorporated herein by reference.

3. Small Cap Growth Fund's statement of additional information for Class A, B, C and I shares, dated March 1, 2005 as revised July 1, 2005 (the "SAI") (File No. 2-75807), as filed with the Securities and Exchange Commission on July 6, 2005 (Rule 497) (Accession No. 0001010521-05-000248) is
     incorporated herein by reference.

4. Small Cap Growth Fund's annual report to shareholder for the fiscal year ended October 31, 2005 (File No. 33-5186), as filed with the Securities and Exchange Commission on December , 2005 (Accession number ) is incorporated herein by reference.

The following documents are attached as an Exhibit to the Statement of Additional Information.

1. Pro forma financial statements as of October 31, 2005, assuming the reorganization of Small Cap Growth Fund into John Hancock Small Cap Equity Fund occurred on that date.


                 Additional Information About the Acquiring Fund

General Information and History
For additional information about the Acquiring Fund generally and its history, see "Organization of the Fund" in the Acquiring Fund SAI.

Investment Objective and Policies
For additional  information  about the Acquiring  Fund's  investment  objective,
policies  and  restrictions,   see  "Investment   Objective  and  Policies"  and
"Investment Restrictions" in the Acquiring Fund SAI.

Management of the Acquiring Fund
For additional information about the Acquiring Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquiring Fund SAI.

Control Persons and Principal Holders of Shares
For additional information about control persons of the Acquiring Fund and principal holders of shares of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund SAI.

Investment Advisory and Other Services
For additional information about the Acquiring Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Additional Information about the Portfolio Managers","Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio", and "Independent Registered Public Accounting Firm" in the Acquiring Fund SAI.

Brokerage Allocation and Other Practices
For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund SAI.

Capital Stock and Other Securities
For additional information about the voting rights and other characteristics of the Acquiring Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquiring Fund SAI.

Purchase, Redemption and Pricing of Acquiring Fund Shares
For additional information about the purchase, redemption and pricing of the Acquiring Fund's shares, see "Net Asset Value", "Initial Sales Charge on Class A shares", "Deferred Sales Charge on Class B and Class C shares" "Sales
Compensation", "Special Redemptions", "Additional Services and Programs", "Eligible Investors for Class R shares" and "Purchase and Redemptions through Third Parties" in the Acquiring Fund SAI.

Tax Status
For additional information about the tax status of the Acquiring Fund, see "Tax Status" in the Acquiring Fund SAI.

Underwriters
For additional information about the Acquiring Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquiring Fund, see "Distribution Contracts" in the Acquiring Fund SAI.

Financial Statements
Audited annual financial statements of the Acquiring Fund at October 31, 2004 are attached to the Acquiring Fund SAI.



                 Additional Information About the Acquired Fund

General Information and History
For additional information about the Acquired Fund generally and its history, see "Organization of the Fund" in the Acquired Fund SAI.

Investment Objective and Policies
For additional  information  about the Acquired  Fund's  investment  objectives,
policies  and  restrictions,   see  "Investment   Objective  and  Policies"  and
"Investment Restrictions" in the Acquired Fund SAI.

Management of Acquired Fund
For additional information about the Acquired Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquired Fund SAI.

Control Persons and Principal Holders of Shares
For additional information about control persons of the Acquiring Fund and principal holders of shares of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund SAI.

Investment Advisory and Other Services
For additional information about the Acquired Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Additional Information about the Portfolio Managers", "Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquired Fund SAI.

Brokerage Allocation and Other Practices
For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund SAI.

Capital Stock and Other Securities
For additional information about the voting rights and other characteristics of the Acquired Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquired Fund SAI.

Purchase, Redemption and Pricing of Acquired Fund Shares
For additional information about the purchase, redemption and pricing of the Acquired Fund's shares, see "Net Asset Value", "Initial Sales Charge on Class A shares", "Deferred Sales Charge on Class B and Class C shares", "Sales
Compensation", "Additional Services and Programs", "Special Redemptions" and "Purchases and Redemptions Through Third Parties" in the Acquired Fund SAI.

Tax Status
For additional information about the tax status of the Acquired Fund, see "Tax Status" in the Acquired Fund SAI.

Underwriters
For additional information about the Acquired Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquired Fund, see "Distribution Contracts" in the Acquired Fund SAI.

Financial Statements
Audited annual financial statements of the Acquired Fund at October 31, 2004 are attached to the Acquired Fund SAI.

John Hancock Small Cap Equity Fund
Pro-forma Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                              Small Cap           Small Cap                           PRO FORMA
                                                             Equity Fund         Growth Fund     ADJUSTMENTS           COMBINED
                                                           ---------------     ---------------  -------------       ---------------
Assets:
  Investments at value
  (cost - $347,972,022, $580,164,479 and $928,136,501,
  respectively)                                            $   430,079,005     $   662,416,570  $          --       $ 1,092,495,575
  Cash                                                                   5                  64             --                    69
  Receivable for investments sold                                4,268,132           1,850,428             --             6,118,560
  Receivable for shares sold                                       640,583              86,805             --               727,388
  Dividends and interest receivable                                 10,849              66,253             --                77,102
  Other assets                                                      23,832             198,808             --               222,640
                                                           ---------------     ---------------  -------------       ---------------
                      Total Assets                             435,022,406         664,618,928             --         1,099,641,334
                      --------------------------------------------------------------------------------------------------------------
Liabilities:
  Payable for investments purchased                              5,317,328              80,114             --             5,397,442
  Payable for shares repurchased                                   680,996             769,902             --             1,450,898
  Payable for options written, at value
  (premiums received $400,544)                                     342,000                  --             --               342,000
  Payable for securities on loan                                        --          60,334,534             --            60,334,534
  Payable to affiliates
    Management fees                                                253,130             389,500             --                    --
    Distribution and service fees                                   33,873              32,834             --                    --
      Other                                                        117,558             210,534             --                    --
  Accounts payable and accrued expenses                            147,165             317,139             --             1,501,733
                                                           ---------------     ---------------  -------------       ---------------
                      Total Liabilities                          6,892,050          62,134,557             --            69,026,607
                      -------------------------------------------------------------------------------------------------------------
Net Assets:
  Capital paid-in                                              589,125,543         800,896,589             --         1,390,022,132
  Accumulated net realized loss on investments, options
  written and foreign currency contracts                      (237,108,247)       (271,327,440)            --          (508,435,687)
  Net unrealized appreciation of investments and option
  contracts                                                     82,165,530          82,252,091             --           164,417,621
  Accumulated net investment loss                               (6,052,470)         (9,336,869)            --           (15,389,339)
                                                           ---------------     ---------------  -------------       ---------------
                                                               428,130,355         602,484,371             --         1,030,611,727
===================================================================================================================================
Net Assets
Small Cap Equity Fund
        Class A                                            $   213,788,978                      $ 474,926,972       $   688,715,950
        Class B                                            $   140,202,004                      $ 109,053,518       $   249,255,522
        Class C                                            $    47,810,573                      $  15,558,518       $    63,369,091
        Class I                                            $    24,631,072                      $   2,945,363       $    27,576,435
        Class R                                            $     1,697,729                                          $     1,697,729
Small Cap Growth Fund
        Class A                                                                $   474,926,972  $(474,926,972)                   --
        Class B                                                                $   109,053,518  $(109,053,518)                   --
        Class C                                                                $    15,558,518  $ (15,558,518)                   --
        Class I                                                                $     2,945,363  $  (2,945,363)                   --
===================================================================================================================================
Shares outstanding
Small Cap Equity Fund
        Class A                                                 10,689,156                         23,746,349 (a)        34,435,505
        Class B                                                  7,468,819                          5,809,990 (a)        13,278,809
        Class C                                                  2,546,688                            828,903 (a)         3,375,591
        Class I                                                  1,198,009                            143,257 (a)         1,341,266
        Class R                                                     85,072                                    (a)            85,072
Small Cap Growth Fund
        Class A                                                                     48,837,506    (48,837,506)(a)                --
        Class B                                                                     12,959,844    (12,959,844)(a)                --
        Class C                                                                      1,849,491     (1,849,491)(a)                --
        Class I                                                                        293,865       (293,865)(a)                --
===================================================================================================================================
Net Asset Value Per Share
        Class A                                            $         20.00     $          9.72             -- (a)   $         20.00
        Class B                                            $         18.77     $          8.41             -- (a)             !8.77
        Class C                                            $         18.77     $          8.41             -- (a)   $         18.77
        Class I                                            $         20.56     $         10.02             -- (a)   $         20.56
        Class R                                            $         19.96                                 -- (a)   $         19.96
===================================================================================================================================
Restated to include John Hancock Small Cap Growth Fund merged into John Hancock Small Cap
Equity Fund on October 31, 2005.

                   See notes to pro-forma financial statements

John Hancock Small Cap Equity Fund
Pro-forma Statement of Operations
For the year ended October 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Small Cap        Small Cap                           PRO FORMA
                                                                 Equity Fund      Growth Fund      ADJUSTMENTS          COMBINED
                                                                -------------    -------------    -------------       -------------
Investment Income:
Dividends (net of foreign withholding tax of none,
  $942 and $942, respectively)                                  $   1,471,222    $     927,045    $          --       $   2,398,267
Securities lending                                                                     454,920               --             454,920
Interest                                                              204,681          345,024               --             549,705
                                                                -------------    -------------    -------------       -------------
                                                                    1,675,903        1,726,989               --           3,402,892
                                                                -------------    -------------    -------------       -------------

Expenses:
  Investment management fees                                        3,141,571        5,233,747         (356,248)(b)       8,019,070
  Class A distribution and service fees                               648,366        1,260,798          252,159 (c)       2,161,323
  Class B distribution and service fees                             1,552,538        1,385,793               --           2,938,331
  Class C distribution and service fees                               534,064          169,100               --             703,164
  Class R distribution and service fees                                 4,893               --               --               4,893
  Class A, Class B and Class C transfer
    agent fees(d)                                                   1,486,348        2,414,521               --           3,900,869
  Transfer agent fee Class I                                           11,453           19,012               --              30,465
  Transfer agent fee Class R                                            2,029               --               --               2,029
  Printing                                                            115,656          221,557          (73,845)(e)         263,368
  Accounting and legal services fees                                  105,677          163,811               --             269,488
  Custodian fees                                                       91,894          121,518          (40,502)(e)         172,910
  Miscellaneous                                                        40,882           60,825          (20,273)(e)          81,434
  Registration and filing fees                                         65,001           58,821          (29,411)(e)          94,411
  Professional fees                                                    47,045           62,207          (39,185)(e)          70,067
    Short sales expense                                                43,500
  Trustees' fees                                                       21,698           42,698               --              64,396
  Interest expense                                                      6,832            7,002               --              13,834
  Securities lending fees                                                               21,174               --              21,174
                                                                -------------    -------------    -------------       -------------
    Total Expenses                                                  7,919,447       11,242,584         (307,305)         18,854,726
    Less Expense Reductions(d)                                       (197,902)        (307,440)              --            (505,342)
    -------------------------------------------------------------------------    -------------    -------------       -------------
    Net Expenses                                                    7,721,545       10,935,144         (307,305)         18,349,384
    -------------------------------------------------------------------------    -------------    -------------       -------------
    Net Investment loss                                            (6,045,642)      (9,208,155)         307,305         (14,946,492)
    -------------------------------------------------------------------------    -------------    -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments                                                    54,282,434       92,916,590               --         147,199,024
    Options written                                                   466,991               --               --             466,991
    Foreign currency transactions                                     (16,135)              --               --             (16,135)
  Change in net unrealized appreciation (depreciation) of
    Investments                                                    12,976,126      (43,611,749)              --         (30,635,623)
    Options written                                                    11,640               --               --              11,640
                                                                -------------    -------------    -------------       -------------
Net realized and unrealized gain                                   67,721,056       49,304,841               --         117,025,897
                                                                -------------    -------------    -------------       -------------
Increase in net assets resulting from operations                $  61,675,414    $  40,096,686    $     307,305       $ 102,079,405
===================================================================================================================================

                   See notes to pro-forma financial statements

                       JOHN HANCOCK SMALL CAP EQUITY FUND
         NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS - (UNAUDITED)
                                OCTOBER 31, 2005

Pro forma combined financial statements are intended to provide shareholders of John Hancock Small Cap Equity Fund and John Hancock Small Cap Growth Fund with information about the impact of the proposed merger by indicating how the funds might have been affected had the merger been consummated as of November 1, 2004.

The unaudited pro forma combined statements of assets and liabilities and results of operations as of October 31, 2005, have been prepared to reflect the merger of the John Hancock Small Cap Equity Fund and the John Hancock Small Cap Growth Fund. The statements also include the pro forma adjustments described in the notes below.

     (a) Acquisition by John Hancock Small Cap Equity Fund of all the assets of the John Hancock Small Cap Growth Fund and the issuance of John Hancock Small Cap Equity Fund Class A, Class B, Class C and Class I shares in exchange for all of the outstanding Class A, Class B, Class C and Class I shares, respectively of John Hancock Small Cap Growth Fund.

     (b) The management fee reflects the application of the fee structure of John Hancock Small Cap Equity Fund of 0.70% on the first $1,000,000,000 of average daily net assets and 0.685% above that amount, a breakpoint which became effective July 1, 2005.

     (c) The 12b-1 fee reflects the application of the fee structure which will be in effect for the John Hancock Small Cap Equity Fund: 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets.

     (d) The transfer agent fee for each of the Class A, Class B, and Class C shares is the total of the respective individual fund's transfer agent fees. The Transfer Agent has voluntarily reduced the asset based portion of its fee on Class A, Class B and Class C shares for each month that it exceeded the Lipper, Inc median transfer agency fee for comparable mutual funds by 0.05%.

     (e) The actual expenses incurred by the John Hancock Small Cap Equity Fund and the John Hancock Small Cap Growth Fund for various expenses included on a pro forma basis were reduced to reflect the estimated savings arising from the merger.

John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                                   Small Cap
                                                  Small Cap Equity              Small Cap Growth              Equity Combined
                                                  ----------------            -------------------           -------------------
                                     % of
                                     Net    Interest
Issuer, Description                  Assets   rate   Shares    Value            Shares        Value           Shares        Value
-------------------                  ------   ----   ------    -----            ------        -----           ------        -----
COMMON STOCKS

Advertising                          0.60%
Ventiv Health, Inc. (A)                                                         243,800      6,153,512        243,800      6,153,512
                                                                                           -----------                   -----------

Aerospace & Defense                  0.45%
Argon ST, Inc. (A)                                  175,329    4,646,218                                      175,329      4,646,218
                                                             -----------                                                 -----------

Air Freight & Logistics              0.54%
Forward Air Corp. (A)                                                           158,175      5,607,304        158,175      5,607,304
                                                                                           -----------                   -----------

Apparel Retail                       1.63%
Aeropostale, Inc. (A)                                                           188,375      3,680,847        188,375      3,680,847
J. Jill Group, Inc. (A)                             265,000    3,365,500                                      265,000      3,365,500
Jos. A. Bank Clothiers, Inc. (A)(D)                          -----------        239,800      9,786,238        239,800      9,786,238
                                                                                           -----------                   -----------
                                                                                            13,467,085                    16,832,585
                                                                                           -----------                   -----------

Application Software                 4.15%
Altiris, Inc. (A)                                                               234,250      3,958,825        234,250      3,958,825
Epicor Software Corp. (A)                                                       478,450      5,875,366        478,450      5,875,366
FactSet Research Systems, Inc.                                                   34,875      1,223,066         34,875      1,223,066
Kronos, Inc. (A)                                                                 23,800      1,091,468         23,800      1,091,468
Micromuse, Inc. (A)                                                             739,050      5,298,989        739,050      5,298,989
Parametric Technology Corp. (A)                                                 984,650      6,410,072        984,650      6,410,072
PDF Solutions, Inc. (A)                                                         170,550      2,539,490        170,550      2,539,490
Quest Software, Inc. (A)                                                        154,050      2,142,836        154,050      2,142,836
Sonic Solutions (A)                                                             142,400      2,725,536        142,400      2,725,536
Tradestation Group, Inc. (A)                                                    924,800      9,229,504        924,800      9,229,504
Witness Systems, Inc. (A)                                                       115,900      2,271,640        115,900      2,271,640
                                                                                           -----------                   -----------
                                                                                            42,766,792                    42,766,792
                                                                                           -----------                   -----------

Asset Management & Custody Banks     0.81%
Waddell & Reed Financial, Inc.                                                  432,350      8,292,473        432,350      8,292,473
                                                                                           -----------                   -----------

Biotechnology                        2.64%

AtheroGenics, Inc. (A)(D)                           155,000    2,325,000        441,700      6,625,500        596,700      8,950,500
Eyetech Pharmaceuticals, Inc. (A)                                                 7,130        125,773          7,130        125,773
Martek Biosciences Corp. (A)                        155,000    4,784,850                                      155,000      4,784,850
NPS Pharmaceuticals, Inc. (A)                                                   334,450      3,297,677        334,450      3,297,677
ZymoGenetics, Inc. (A)                                                          575,750     10,087,140        575,750     10,087,140
                                                             -----------                   -----------                   -----------
                                                               7,109,850                    20,136,090                    27,245,940
                                                             -----------                   -----------                   -----------


John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                                   Small Cap
                                                    Small Cap Equity              Small Cap Growth              Equity Combined
                                                    ----------------            -------------------           -------------------
                                     % of
                                     Net    Interest
Issuer, Description                  Assets   rate   Shares     Value           Shares        Value           Shares        Value
-------------------                  ------   ----   ------     -----           ------        -----           ------        -----
Broadcasting & Cable TV              0.39%
XM Satellite Radio Holdings,
 Inc. (Class A) (A)(B)  141,000                                4,065,030                                      141,000      4,065,030
                                                             -----------                                                ------------

Building Products                    1.23%
Modtech Holdings, Inc. (A)                          574,318    5,817,841                                      574,318      5,817,841
Simpson Manufacturing Co., Inc. (A)                 174,400    6,881,824                                      174,400      6,881,824
                                                             -----------                                                ------------
                                                              12,699,665                                                  12,699,665
                                                             -----------                                                ------------

Casinos & Gaming                     1.04%
Alliance Gaming Corp. (A)                           400,000    4,324,000                                      400,000      4,324,000
Mikohn Gaming Corp. (A)                             200,000    2,098,000                                      200,000      2,098,000
Multimedia Games, Inc. (A)(D)                                                   435,850      4,323,632        435,850      4,323,632
                                                             -----------                   -----------                  ------------
                                                               6,422,000                                                  10,745,632
                                                             -----------                                                ------------

Communications Equipment             2.12%
SeaChange International, Inc. (A)                   525,000    3,286,500                                      525,000      3,286,500
Sirenza Microdevices, Inc. (A)                      341,509    1,092,829                                      341,509      1,092,829
Tekelec (A)                                                                     754,550     10,352,426        754,550     10,352,426
Verint Systems, Inc. (A)                                                        184,450      7,062,591        184,450      7,062,591
                                                             -----------                   -----------                  ------------
                                                               4,379,329                    17,415,017                    21,794,346
                                                             -----------                   -----------                  ------------

Computer Hardware                    1.47%
Stratasys, Inc. (A)                                 320,550    7,603,446                                      320,550      7,603,446
Trident Microsystems, Inc. (A)                      250,000    7,565,000                                      250,000      7,565,000
                                                             -----------                                                ------------
                                                              15,168,446                                                  15,168,446
                                                             -----------                                                ------------

Computer Storage & Peripherals       0.15%
Electronics for Imaging, Inc. (A)                                                62,050      1,558,075         62,050      1,558,075
                                                                                           -----------                  ------------
Construction & Engineering           0.13%
Chicago Bridge & Iron Co., N.V.
 (NY Reg Shares) (Netherlands)                                                   60,800      1,355,840         60,800      1,355,840

Construction & Farm Machinery &
Heavy Trucks                         1.38%
Joy Global, Inc.                                    137,400    6,302,538                                      137,400      6,302,538
Oshkosh Truck Corp.                                 181,200    7,893,072                                      181,200      7,893,072
                                                             -----------                                                ------------
                                                              14,195,610                                                  14,195,610
                                                             -----------                                                ------------

Construction Materials               0.90%
Headwaters, Inc. (A)(B)                             290,000    9,233,600                                      290,000      9,233,600
                                                             -----------                                                ------------

Consumer Finance                     0.61%
Infinity Property & Casualty Corp.                  170,000    6,327,400                                      170,000      6,327,400
                                                             -----------                                                ------------

John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                                   Small Cap
                                                       Small Cap Equity           Small Cap Growth              Equity Combined
                                                       ----------------         -------------------           -------------------
                                       % of
                                       Net    Interest
Issuer, Description                    Assets   rate   Shares     Value         Shares        Value           Shares        Value
-------------------                    ------   ----   ------     -----         ------        -----           ------        -----
Data Processing & Outsourced Service   0.18%
Premiere Global Services, Inc. (A)                                              223,030      1,891,294        223,030      1,891,294
                                                                                          ------------                 -------------

Diversified Chemicals                  0.28%
American Vanguard Corp.                                140,000    2,907,800                                   140,000      2,907,800
                                                                -----------                                            -------------

Diversified Commercial Services        4.77%
Coinstar, Inc. (A)                                                              257,600      6,537,888        257,600      6,537,888
Corrections Corp. of America (A)                                                293,150     11,690,822        293,150     11,690,822
Labor Ready, Inc. (A)                                                           337,450      7,879,457        337,450      7,879,457
Quixote Corp.                                          225,000    4,547,250                                   225,000      4,547,250
Sotheby's, Holding, Inc. (Class A) (A)                                          705,550     10,985,414        705,550     10,985,414
Universal Technical Institute, Inc. (A)                240,000    7,519,200                                   240,000      7,519,200
                                                                -----------               ------------                 -------------
                                                                 12,066,450                 37,093,581                    49,160,031
                                                                -----------               ------------                 -------------

Diversified Financial Services         2.13%
Asset Acceptance Capital Corp. (A)                     145,000    3,841,050                                   145,000      3,841,050
Euronet Worldwide, Inc. (A)                            425,000   11,942,500                                   425,000     11,942,500
FTI Consulting, Inc. (A)                               225,000    6,158,250                                   225,000      6,158,250
                                                                -----------                                            -------------
                                                                 21,941,800                                               21,941,800
                                                                -----------                                            -------------

Drug Retail                            0.69%
Matrixx Initiatives, Inc. (A)                          427,339    7,153,655                                   427,339      7,153,655
                                                                -----------                                            -------------

Electrical Components & Equipment      2.57%
Axsys Technologies, Inc. (A)                           125,000    2,371,250                                   125,000      2,371,250
Intermagnetics General Corp. (A)                       394,866   11,312,911                                   394,866     11,312,911
KFx, Inc. (A)                                          240,000    3,496,800                                   240,000      3,496,800
Medis Technologies Ltd. (A)                            550,000    9,278,500                                   550,000      9,278,500
                                                                -----------                                            -------------
                                                                 26,459,461                                               26,459,461
                                                                -----------                                            -------------

Electronic Equipment Manufacturers     4.71%
Cognex Corp.                                           233,000    6,659,140                                   233,000      6,659,140
Daktronics, Inc. (A)                                                             33,640        726,960         33,640        726,960
FARO Technologies, Inc. (A)                            362,300    7,521,348                                   362,300      7,521,348
II-VI, Inc. (A)                                        329,800    5,877,036                                   329,800      5,877,036
Itron, Inc. (A)                                                                 261,850     11,380,001        261,850     11,380,001
Measurement Specialties, Inc. (A)                      437,500   10,451,875                                   437,500     10,451,875
Microsemi Corp. (A)                                                             256,300      5,938,471        256,300      5,938,471
                                                                -----------               ------------                 -------------
                                                                 30,509,399                 18,045,432                    48,554,831
                                                                -----------               ------------                 -------------

Electronic Manufacturing Services      1.15%
LoJack Corp. (A)                                       194,132    3,690,449     178,250      3,388,532        372,382      7,078,981
Trimble Navigation Ltd. (A)                                                     164,775      4,757,054        164,775      4,757,054
                                                                                          ------------                 -------------
                                                                  3,690,449                  8,145,586                    11,836,035
                                                                -----------               ------------                 -------------

John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                                   Small Cap
                                                      Small Cap Equity            Small Cap Growth              Equity Combined
                                                      ----------------          -------------------           -------------------
                                       % of
                                       Net    Interest
Issuer, Description                    Assets   rate   Shares     Value         Shares        Value           Shares        Value
-------------------                    ------   ----   ------     -----         ------        -----           ------        -----
Employment Services                    0.43%
Barrett Business Services, Inc. (A)                   165,000    4,405,500                                    165,000      4,405,500
                                                              ------------                                             -------------

Environmental Services                 1.24%
Waste Connections, Inc. (A)                                                     382,650     12,769,031        382,650     12,769,031
                                                                                         -------------                 -------------

Food Retail                            0.08%
Wild Oats Markets, Inc. (A)(D)                                                   72,550        806,756         72,550        806,756
                                                                                         -------------                 -------------

Health Care Equipment                  8.02%
American Medical Systems Holdings,
Inc. (A)                                                                        480,200      7,851,270        480,200      7,851,270
BioLase Technology, Inc. (A)                          276,800    1,849,024                                    276,800      1,849,024
Caliper Life Sciences, Inc. (A)                                               1,116,504      7,279,606      1,116,504      7,279,606
Cyberonics, Inc. (A)                                  185,000    5,553,700                                    185,000      5,553,700
Electro-Optical Sciences, Inc. (A)                    597,200    3,768,332                                    597,200      3,768,332
EPIX Pharmaceuticals, Inc. (A)                        361,257    2,528,799                                    361,257      2,528,799
Greatbatch, Inc. (A)                                                            212,050      5,526,023        212,050      5,526,023
I-Flow Corp. (A)                                                                407,200      4,914,904        407,200      4,914,904
Integra LifeSciences Holdings (A)                                               172,850      5,963,325        172,850      5,963,325
Kensey Nash Corp. (A)                                 191,600    4,393,388                                    191,600      4,393,388
Kyphon, Inc. (A)                                      117,800    4,722,602                                    117,800      4,722,602
ResMed, Inc. (A)                                      204,800    7,809,024                                    204,800      7,809,024
Somanetics Corp. (A)                                  150,000    4,578,000                                    150,000      4,578,000
SonoSite, Inc. (A)                                    214,900    6,315,911                                    214,900      6,315,911
Wright Medical Group, Inc. (A)                                                  202,250      3,763,873        202,250      3,763,873
Zoll Medical Corp. (A)                                                          235,710      5,850,322        235,710      5,850,322
                                                              ------------               -------------                 -------------
                                                                41,518,780                  41,149,323                    82,668,103
                                                              ------------               -------------                 -------------

Health Care Facilities                 0.37%
Psychiatric Solutions, Inc. (A)                                                  36,400      1,991,080         36,400      1,991,080
United Surgical Partners
International, Inc. (A)                                                          50,100      1,796,085         50,100      1,796,085
                                                                                         -------------                 -------------
                                                                                             3,787,165                     3,787,165
                                                                                         -------------                 -------------

Health Care Services                   4.73%
Advisory Board Co. (The) (A)                                                    201,350      9,715,137        201,350      9,715,137
Allscripts Healthcare Solutions, Inc. (A)(D)          275,000    4,400,000    1,060,600     16,969,600      1,335,600     21,369,600
Digene Corp. (A)                                                                410,150     12,386,530        410,150     12,386,530
HealthExtras, Inc. (A)                                250,000    5,262,500                                    250,000      5,262,500
                                                              ------------               -------------                 -------------
                                                                 9,662,500                  39,071,267                    48,733,767
                                                              ------------               -------------               ---------------

John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                                   Small Cap
                                                      Small Cap Equity            Small Cap Growth              Equity Combined
                                                      ----------------          -------------------           -------------------
                                       % of
                                       Net    Interest
Issuer, Description                    Assets   rate   Shares     Value         Shares        Value           Shares        Value
-------------------                    ------   ----   ------     -----         ------        -----           ------        -----
Health Care Supplies                   1.26%
Encore Medical Corp. (A)                                                        120,910        605,759        120,910        605,759
ev3, Inc. (A)                                         171,900    2,576,781      300,360      4,502,396        472,260      7,079,177
IntraLase Corp. (A)                                   340,000    5,256,400                                    340,000      5,256,400
                                                              ------------               -------------                 -------------
                                                                 7,833,181                   5,108,155                    12,941,336
                                                              ------------               -------------                 -------------

Homebuilding                           0.40%
Orleans Homebuilders, Inc.                            208,850    4,160,292                                    208,850      4,160,292
                                                              ------------                                             -------------

Home Furnishings
Cost Plus, Inc. (A)                    0.65%                                    438,900      6,741,504        438,900      6,741,504
                                                                                         -------------                 -------------

Industrial Gases                       0.74%
Global Power Equipment Group, Inc. (A)                                        1,219,650      7,647,205      1,219,650      7,647,205
                                                                                         -------------                 -------------

Industrial Machinery                   3.99%
CLACOR, Inc.                                                                    280,500      7,713,750        280,500      7,713,750
ESCO Technologies, Inc. (A)                                                     145,400      6,290,004        145,400      6,290,004
Lincoln Electric Holdings, Inc.                                                 195,950      7,753,741        195,950      7,753,741
Middleby Corp. (The) (A)                               82,000    5,945,000                                     82,000      5,945,000
Nordson Corp.                                                                   153,700      5,713,029        153,700      5,713,029
Raven Industries, Inc.                                246,097    7,737,290                                    246,097      7,737,290
                                                              ------------               -------------                 -------------
                                                                13,682,290                   7,470,524                    41,152,814
                                                              ------------               -------------                 -------------

Internet Software & Services           4.87%
aQuantive, Inc. (A)(B)                                200,000    4,330,000      243,550      5,272,857        443,550      9,602,857
Digital Insight Corp. (A)                                                       418,750     12,491,312        418,750     12,491,312
Digital River, Inc. (A)                                                         238,350      6,676,183        238,350      6,676,183
eResearch Technology, Inc. (A)                                                  337,837      4,841,204        337,837      4,841,204
Infocrossing, Inc. (A)                                309,700    2,140,027                                    309,700      2,140,027
Informatica Corp. (A)                                                            57,000        678,300         57,000        678,300
Opsware, Inc. (A)                                     800,000    4,112,000                                    800,000      4,112,000
SafeNet, Inc. (A)                                     220,000    7,297,400                                    220,000      7,297,400
WebEx Communications, Inc. (A)                                                  104,050      2,383,786        104,050      2,383,786
                                                              ------------               -------------                 -------------
                                                                17,879,427                   2,343,642                    50,223,069
                                                              ------------               -------------                 -------------

Leisure Facilities                     0.37%
Shuffle Master, Inc. (A)(D)                                                     148,575      3,767,862        148,575      3,767,862
                                                                                         -------------                 -------------

Leisure Products                       1.13%
Jarden Corp. (A)                                                                284,325      9,607,342        284,325      9,607,342
Leapfrog Enterprises, Inc. (A)(D)                                                96,150      1,442,250         96,150      1,442,250
MarineMax, Inc. (A)                                                              24,200        597,740         24,200        597,740
                                                                                         -------------                 -------------
                                                                                            11,647,332                    11,647,332
                                                                                         -------------                 -------------

John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                                   Small Cap
                                                      Small Cap Equity            Small Cap Growth              Equity Combined
                                                      ----------------          -------------------           -------------------
                                       % of
                                       Net    Interest
Issuer, Description                    Assets   rate   Shares     Value         Shares        Value           Shares       Value
-------------------                    ------   ----   ------     -----         ------        -----           ------       -----
Life & Health Insurance                0.45%
Scottish Re Group Ltd. (Cayman Islands)               186,852    4,587,217                                    186,852      4,587,217
                                                              ------------                                             -------------

Metal & Glass Containers               0.69%
Crown Holdings, Inc. (A)                                                        440,500      7,144,910        440,500      7,144,910
                                                                                         -------------                 -------------

Movies & Entertainment                 0.88%
Imax Corp. (Canada) (A)                             1,000,000    9,070,000                                  1,000,000      9,070,000
                                                              ------------                                             -------------

Oil & Gas Drilling                     1.43%
Atwood Oceanics, Inc. (A)                                                       148,650     10,467,933        148,650     10,467,933
                                                                                         -------------
TETRA Technologies, Inc. (A)                          152,500    4,265,425                                    152,500      4,265,425
                                                              ------------                                             -------------
                                                                                                                          14,733,358
                                                                                                                       -------------

Oil & Gas Equipment & Services         3.46%
ATP Oil & Gas Corp. (A)(B)                             96,700    3,068,291                                     96,700      3,068,291
Grant Prideco, Inc. (A)(B)                            125,000    4,861,250                                    125,000      4,861,250
Hydril Co. (A)                                                                  174,100     11,549,794        174,100     11,549,794
Superior Energy Services, Inc. (A)(B)                 261,000    5,319,180                                    261,000      5,319,180
W-H Energy Services, Inc. (A)                                                   357,850     10,842,855        357,850     10,842,855
                                                              ------------               -------------                 -------------
                                                                13,248,721                  22,392,649                    35,641,370
                                                              ------------               -------------                 -------------

Oil & Gas Exploration & Production     2.24%
Delta Petroleum Corp. (A)(D)                                                    564,650      9,960,426        564,650      9,960,426
KCS Energy, Inc. (A)(B)                               220,000    5,306,400                                    220,000      5,306,400
                                                              ------------
Remington Oil & Gas Corp. (A)                                                   223,200      7,812,000        223,200      7,812,000
                                                                                         -------------                 -------------
                                                                                            17,772,426                    23,078,826
                                                                                         -------------                 -------------

Packaged Foods & Meats                 0.21%
Galaxy Nutritional Foods, Inc. (A)(C)               1,364,348    2,142,026                                  1,364,348      2,142,026
                                                              ------------                                             -------------

Personal Products                      0.29%
USANA Health Sciences, Inc. (A)(D)                                               68,860      3,031,217         68,860      3,031,217
                                                                                         -------------                 -------------

Pharmaceuticals                        3.97%
Medicines Co. (The) (A)                                                         616,180     10,561,325        616,180     10,561,325
Medicis Pharmaceutical Corp. (Class A)                180,000    5,310,000                                    180,000      5,310,000
                                                              ------------
Nuvelo, Inc. (A)                                                                763,854      6,416,374        763,854      6,416,374
Rigel Pharmaceuticals, Inc. (A)                                                 670,250     15,047,113        670,250     15,047,113
Salix Pharmaceuticals Ltd. (A)                                                  196,850      3,531,489        196,850      3,531,489
                                                                                         -------------                 -------------
                                                                                            35,556,301                    40,866,301
                                                                                         -------------                 -------------

John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                                   Small Cap
                                                      Small Cap Equity            Small Cap Growth              Equity Combined
                                                      ----------------          -------------------           -------------------
                                       % of
                                       Net    Interest
Issuer, Description                    Assets   rate   Shares     Value         Shares        Value           Shares        Value
-------------------                    ------   ----   ------     -----         ------        -----           ------        -----
Property & Casualty Insurance          0.66%
ProAssurance Corp. (A)                                145,000    6,786,000                                    145,000      6,786,000
                                                              ------------                                             -------------

Regional Banks                         4.49%
Amegy Bancorp., Inc.                                                            230,900      5,340,717        230,900      5,340,717
Boston Private Financial Holdings, Inc.               145,000    4,197,750                                    145,000      4,197,750
IBERIABANK Corp.                                      104,875    5,605,569                                    104,875      5,605,569
Pacific Mercantile Bancorp (A)                        305,000    5,508,300                                    305,000      5,508,300
Texas Regional Bancshares, Inc. (Class A)                                       226,085      6,631,073        226,085      6,631,073
UCBH Holdings, Inc.                                                             395,600      6,883,440        395,600      6,883,440
Umpqua Holdings Corp.                                 255,000    6,783,000                                    255,000      6,783,000
Wintrust Financial Corp.                              100,000    5,368,000                                    100,000      5,368,000
                                                              ------------               -------------                 -------------
                                                                27,462,619                  18,855,230                    46,317,849
                                                              ------------               -------------                 -------------

Restaurants                            1.95%
Buffalo Wild Wings, Inc. (A)(D)                                                 102,000      2,798,880        102,000      2,798,880
McCormick & Schmick's Seafood Restaurants, Inc. (A)                             242,190      5,437,166        242,190      5,437,166
Panera Bread Co. (Class A) (A)                                                  110,150      6,519,779        110,150      6,519,779
Texas Roadhouse, Inc. (Class A) (A)                   280,000    4,407,200       57,200        900,328        337,200      5,307,528
                                                              ------------               -------------                 -------------
                                                                                            15,656,153                    20,063,353
                                                                                         -------------                 -------------

Semiconductor Equipment                1.32%
FEI Co. (A)                                                                     306,700      5,796,630        306,700      5,796,630
                                                                                         -------------
FormFactor, Inc. (A)                                  315,000    7,755,300                                    315,000      7,755,300
                                                              ------------                                             -------------
                                                                                                                          13,551,930
                                                                                                                       -------------

Semiconductors                         1.27%
Power Integrations, Inc. (A)                                                    306,950      6,479,715        306,950      6,479,715
Semtech Corp. (A)                                                               190,350      2,870,478        190,350      2,870,478
Sigmatel, Inc. (A)                                                              114,600      1,559,706        114,600      1,559,706
Skyworks Solutions, Inc. (A)                                                    409,200      2,193,312        409,200      2,193,312
                                                                                         -------------                 -------------
                                                                                            13,103,211                    13,103,211
                                                                                         -------------                 -------------

Specialty Chemicals                    0.37%
Cabot Microelectronics Corp. (A)                      130,000    3,822,000                                    130,000      3,822,000
                                                              ------------                                             -------------

Specialty Stores                       1.62%
A.C. Moore Arts & Crafts, Inc. (A)                                              291,600      4,012,416        291,600      4,012,416
Select Comfort Corp. (A)(D)                           275,000    6,022,500      302,000      6,613,800        577,000     12,636,300
                                                              ------------               -------------                 -------------
                                                                                            10,626,216                    16,648,716
                                                                                         -------------                 -------------

Steel                                  0.52%
Allegheny Technologies, Inc. (A)(B)                   188,000    5,397,480                                    188,000      5,397,480
                                                              ------------                                             -------------

John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                                   Small Cap
                                                      Small Cap Equity            Small Cap Growth              Equity Combined
                                                      ----------------          -------------------           -------------------
                                       % of
                                       Net    Interest
Issuer, Description                    Assets   rate   Shares     Value         Shares        Value           Shares        Value
-------------------                    ------   ----   ------     -----         ------        -----           ------        -----
Systems Software                       2.80%
Access Integrated Technologies, Inc. (A)(E)           300,000    2,673,000                                    300,000      2,673,000
Concur Technologies, Inc. (A)                         478,500    6,464,535                                    478,500      6,464,535
Extreme Networks, Inc. (A)                                                      278,400      1,344,672        278,400      1,344,672
Macrovision Corp. (A)                                                           562,300     10,593,732        562,300     10,593,732
Progress Software Corp. (A)                                                     199,450      6,210,873        199,450      6,210,873
RSA Security, Inc. (A)                                                          138,900      1,583,460        138,900      1,583,460
                                                              ------------               -------------                --------------
                                                                 9,137,535                  19,732,737                    28,870,272
                                                              ------------               -------------                --------------

Technology Distributors                1.72%
Applied Films Corp. (A)                                                         122,630      2,381,475        122,630      2,381,475
Global Imaging Systems, Inc. (A)                      145,000    5,163,450                                    145,000      5,163,450
                                                              ------------
ScanSource, Inc. (A)                                                            179,650     10,175,376        179,650     10,175,376
                                                                                         -------------                --------------
                                                                                            12,556,851                    17,720,301
                                                                                         -------------                --------------

Telecommunications Equipment           1.23%
AudioCodes Ltd. (A)                                                             415,150      4,678,740        415,150      4,678,740
ClearOne Communications, Inc. (A)                                                 8,879         20,422          8,879         20,422
Openwave Systems, Inc. (A)                                                      448,170      8,008,798        448,170      8,008,798
                                                                                         -------------                --------------
                                                                                            12,707,960                    12,707,960
                                                                                         -------------                --------------

Trucking                               0.51%
Celadon Group, Inc. (A)                               225,000    5,211,000                                    225,000      5,211,000
                                                              ------------                                            --------------

Wireless Telecommunication Service     1.68%
InterDigital Communications Corp. (A)                                           171,700      3,294,923        171,700      3,294,923
Radyne ComStream, Inc. (A)                            425,000    4,964,000                                    425,000      4,964,000
SpectraLink Corp.                                     425,000    5,346,500                                    425,000      5,346,500
Syniverse Holdings, Inc. (A)                                                    204,100      3,694,210        204,100      3,694,210
                                                              ------------               -------------                --------------
                                                                10,310,500                   6,989,133                    17,299,633
                                                              ------------               -------------                --------------


TOTAL COMMON STOCKS                   98.76%
(Cost $853,480,967)                                           $426,889,005               $ 590,951,036                $1,017,840,041
                                                              ============               =============                ==============

John Hancock Small Cap Equity Fund
Schedule of Investments
October 31, 2005 (Unaudited)

                                                                                                               Small Cap
                                                  Small Cap Equity            Small Cap Growth              Equity Combined
                                                  ----------------          -------------------           -------------------
                                     % of
                                     Net    Interest
Issuer, Description                  Assets   rate   Shares    Value         Shares      Value            Shares       Value
-------------------                  ------   ----   ------    -----         ------      -----            ------       -----
                                                   Par value                Par value                   Par value
                                                      (000's                   (000's                      (000's
                                                    omitted)                  omitted)                   omitted)
SHORT-TERM INVESTMENTS

Joint Repurchase Agreement             1.39%

Investment in a joint repurchase
agreement transaction with Barclays
Capital, Inc. - Dated 10-31-05 due
11-01-05 (secured by U.S. Treasury
Inflation Indexed Note 0.875% due
04-15-10 and 1.875% due 07-15-13)             3.94%   3,190    3,190,000       11,131     11,131,000        14,321     14,321,000
                                                            ------------               -------------               --------------

                                                                               Shares                     Shares

Cash Equivalents                       5.85%
AIM Cash Investment Trust (F)                                              60,334,534     60,334,534    60,334,534     60,334,534
                                                                                       -------------               --------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $74,655,534)                     7.24%                $  3,190,000               $  71,465,534               $   74,655,534
                                                            ============               =============               ==============


TOTAL INVESTMENTS                    106.00%                $430,079,005               $ 662,416,570               $1,092,495,575
                                                            ------------               -------------               --------------
OTHER ASSETS AND LIABILITIES, NET     -6.00%                $ (1,948,649)              $ (59,932,199)              $  (61,880,848)
                                                            ------------               -------------               --------------
TOTAL NET ASSETS                     100.00%                $428,130,356               $ 602,484,371               $1,030,614,727
                                                            ============               =============               ==============

(A)  Non-income-producing security.

(B) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

(C)  Issuer is an affiliate of John Hancock Advisers, LLC.

(D)  All or a portion of this security is on loan as of October 31, 2005.

(E) This security is fair valued in good faith under procedures established by the Board of Trustees.

(F)  Represents investment of securities lending collateral.


     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 22nd day of December, 2005.

                               JOHN HANCOCK INVESTMENT TRUST II



                               By:                   *
                               --------------------------------------------

                               Keith F. Hartstein
                               President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Signature                              Title                                Date

         *                              President and Chief                       December 22, 2005
---------------------------             Executive Officer
Keith F. Hartstein

         *                              Executive Vice President
---------------------------             and Chief Financial Officer
John G. Vrysen

/s/William H. King                      Vice President, Treasurer
---------------------------             (Chief Accounting Officer)
William H. King

         *                              Trustee
---------------------------
James R. Boyle

         *                              Trustee
---------------------------
James F. Carlin

         *                              Trustee
---------------------------
Richard P. Chapman, Jr.

         *                              Trustee
---------------------------
William H. Cunningham

         *                              Chairman and Trustee
---------------------------
Ronald R. Dion

         *                              Trustee
---------------------------
Charles L. Ladner

         *                              Trustee
---------------------------
John A. Moore

         *                              Trustee
---------------------------
Patti McGill Peterson



         *                              Trustee
---------------------------
Steven R. Pruchansky



*  By:   /s/Alfred P. Ouellette                                                   December 22, 2005
         ---------------------------
         Alfred P. Ouellette, Attorney-in-Fact,
         under Powers of Attorney dated
         January 1, 2005, July 25, 2005 and
         September 13, 2005.

Open-End Funds:                                 Closed-End Funds:
John Hancock Bond Trust                         John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund    John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                     John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                   John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                       John Hancock Income Securities
John Hancock Institutional Series Trust         John Hancock Investors Trust
John Hancock Investment Trust                   John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III               John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust         John Hancock Preferred Income Fund II
John Hancock Series Trust                       John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 13th day of September, 2005.



/s/James R. Boyle
-----------------
James R. Boyle
Trustee

Open-End Funds:                                 Closed-End Funds:
John Hancock Bond Trust                         John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund    John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                     John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                   John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                       John Hancock Income Securities
John Hancock Institutional Series Trust         John Hancock Investors Trust
John Hancock Investment Trust                   John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III               John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust         John Hancock Preferred Income Fund II
John Hancock Series Trust                       John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 13th day of September, 2005.



/s/ John G. Vrysen
------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

John Hancock Bond Trust                                          John Hancock Series Trust
John Hancock California Tax-Free Income Fund                     John Hancock Sovereign Bond Fund
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Current Interest                                    John Hancock Tax-Free Bond Trust
John Hancock Equity Trust                                        John Hancock Tax-Exempt Series Trust
John Hancock Institutional Series Trust                          John Hancock World Fund
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III

                                POWER OF ATTORNEY
                                -----------------

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint SUSAN
S. NEWTON, WILLIAM H. KING AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 2005.

/s/James F. Carlin                           /s/Charles L. Ladner
---------------------------------            -----------------------------------
James F. Carlin                              Charles L. Ladner, as Chairman

/s/ Richard P. Chapman, Jr.                  /s/John A. Moore
---------------------------------            -----------------------------------
Richard P. Chapman, Jr.                      John A. Moore

/s/ William J. Cosgrove                      /s/Patti McGill Peterson
---------------------------------            -----------------------------------
William J. Cosgrove                          Patti McGill Peterson

/s/William H. Cunningham                     /s/Steven R. Pruchansky
---------------------------------            -----------------------------------
William H. Cunningham                        Steven R. Pruchansky

/s/Ronald R. Dion                            /s/James A. Shepherdson
---------------------------------            -----------------------------------
Ronald R. Dion                               James A. Shepherdson

                                             /s/Norman H. Smith
                                             -----------------------------------
                                             Norman H. Smith

Open-End Funds:                                  Closed-End Funds:
John Hancock Bond Trust                          John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund     John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                      John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                    John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                        John Hancock Income Securities
John Hancock Institutional Series Trust          John Hancock Investors Trust
John Hancock Investment Trust                    John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                 John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III                John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust          John Hancock Preferred Income Fund II
John Hancock Series Trust                        John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                 John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 25th day of July, 2005.


/s/ Keith F. Hartstein
----------------------
Keith F. Hartstein, as President and
Chief Executive Officer

                               OTHER INFORMATION
                        John Hancock Investment Trust II

ITEM 15  INDEMNIFICATION

     No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Investment Trust II (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment company Act of 1940 File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on February 28, 2005 (Accession No. 0001010521-05-000069), which information is incorporated herein by reference.

ITEM 16  EXHIBITS

-------------- ---------------------------------------------------------------------------------- -----------
(1)            Amended and Restated Declaration of Trust                                          **
-------------- ---------------------------------------------------------------------------------- -----------
(2)            Amended and Restated By-Laws                                                       **
-------------- ---------------------------------------------------------------------------------- -----------
(3)            Not applicable
-------------- ---------------------------------------------------------------------------------- -----------
(4)            Form of Agreement and Plan of Reorganization                                       *
-------------- ---------------------------------------------------------------------------------- -----------
(5)            Reference is made to Exhibits (1) and (2) hereof
-------------- ---------------------------------------------------------------------------------- -----------
(6)            Management Contract (Regional Bank Fund and Financial Industries Fund)             2
-------------- ---------------------------------------------------------------------------------- -----------
(6) (a)        Management Contract (Small Cap Equity Fund, formerly Small Cap Value Fund)         9
-------------- ---------------------------------------------------------------------------------- -----------
(6) (b)        Amendment to Investment Management Contract (Small Cap Equity Fund)                **
-------------- ---------------------------------------------------------------------------------- -----------
(7)            Underwriting Agreement with John Hancock Funds, LLC (formerly John Hancock         3
               Broker Distribution Services, Inc.)
-------------- ---------------------------------------------------------------------------------- -----------
(7) (a)        Form of Soliciting Dealer Agreement between John Hancock Funds, LLC and Selected   12
               Dealers
-------------- ---------------------------------------------------------------------------------- -----------
(7) (b)        Form of Financial Institution Sales and Service Agreement between John Hancock     1
               Funds, LLC (formerly John Hancock Funds, Inc.) and the John Hancock Funds.
-------------- ---------------------------------------------------------------------------------- -----------
(7) (c)        Amendment to Underwriting Agreement                                                9
-------------- ---------------------------------------------------------------------------------- -----------
(8)            Not applicable
-------------- ---------------------------------------------------------------------------------- -----------
(9)            Master Custodian Agreement                                                         9
-------------- ---------------------------------------------------------------------------------- -----------
(10) (a)       Multiple Class Plan Pursuant to Rule 18f-3(A, B and C shares)                      5
-------------- ---------------------------------------------------------------------------------- -----------
(10) (b)       Multiple Class Plan Pursuant to Rule 18f-3(A, B, C and I shares)                   12
-------------- ---------------------------------------------------------------------------------- -----------
(10) (c)       Multiple Class Plan Pursuant to Rule 18f-3(A, B, C, I and R shares)                12
-------------- ---------------------------------------------------------------------------------- -----------
(10) (d)       Class A and B Shares Distribution Plan (Regional Bank Fund)                        4
-------------- ---------------------------------------------------------------------------------- -----------
(10) (e)       Class A and B Shares Distribution Plan (Financial Industries Fund)                 4
-------------- ---------------------------------------------------------------------------------- -----------
(10) (f)       Class C Shares Distribution Plan (Regional Bank Fund and Financial Industries      7
               Fund)
-------------- ---------------------------------------------------------------------------------- -----------
(10) (g)       Class A, B and C Shares Distribution Plan (Small Cap Equity Fund)                  8
-------------- ---------------------------------------------------------------------------------- -----------
(10) (h)       Class R Share Distribution Plan (Small Cap Equity Fund)                            10
-------------- ---------------------------------------------------------------------------------- -----------
(10) (i)       Class R Share Service Plan (Small Cap Equity Fund)                                 10
-------------- ---------------------------------------------------------------------------------- -----------
(11)           Opinion of Counsel                                                                 **
-------------- ---------------------------------------------------------------------------------- -----------
(12)           Form of Opinion as to Tax Matters and Consent                                      **
-------------- ---------------------------------------------------------------------------------- -----------




-------------- ---------------------------------------------------------------------------------- -----------
(13)           Amended and Restated Master Transfer Agency and Service Agreement between John     6
               Hancock Funds and Signature Services
-------------- ---------------------------------------------------------------------------------- -----------
(13) (a)       Account and Legal Services Agreement                                               7
-------------- ---------------------------------------------------------------------------------- -----------
(13) (b)       Amendment to Amended and Restated Master Transfer Agency and Service Agreement     12
               (Anti-Money Laundering and Privacy )
-------------- ---------------------------------------------------------------------------------- -----------
(13) (c)       Amendment to Amended and Restated Master Transfer Agency and Service Agreement     13
               between John Hancock Funds and Signature Services
-------------- ---------------------------------------------------------------------------------- -----------
(14)           Consent(s) of Independent Registered Public Accounting Firms                       ***
-------------- ---------------------------------------------------------------------------------- -----------
(15)           Not applicable
-------------- ---------------------------------------------------------------------------------- -----------
(16)           Powers of Attorney                                                                 **
-------------- ---------------------------------------------------------------------------------- -----------
(17)           Code of Ethics                                                                     **
-------------- ---------------------------------------------------------------------------------- -----------
(17) (a)       Form of Proxy Cards                                                                **
-------------- ---------------------------------------------------------------------------------- -----------


(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on February 27, 1995 (Accession no. 0000950135-95-000311).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on September 3, 1996 (Accession no. 0001010521-96-000152).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on February 26, 1997 (Accession no. 0001010521-97-000224).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on February 26, 1998 (Accession no. 0001010521-98-000198).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on August 14, 1998 (Accession no. 0001010521-98-000302).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on December 21, 1998 (Accession no. 0001010521-98-000396).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on December 22, 1999 (Accession no. 0001010521-99-000386).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on December 13, 2000 (Accession no. 0001010521-00-000484).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on December 27, 2001 (Accession no. 0001010521-01-500300).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on July 23, 2003 (Accession no. 0001010521-03-000251).

(11) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.55 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on March 1, 2004 (Accession no. 0001010521-04-000069).

(12) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.56 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-90305 and 811-3999), as filed with the Securities and Exchange Commission on February 28, 2005 (Accession no. 0001010521-05-000069).

(*) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(**) Filed herewith.

(***) To be filed by pre-effective amendment.

ITEM 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145 (C) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequence of the proposed reorganization within a reasonable time after receipt of such opinion.

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

-------------------- -----------------------------------------------------------
(1)                  Amended and Restated Declaration of Trust
-------------------- -----------------------------------------------------------
(2)                  Amended and Restated By-Laws
-------------------- -----------------------------------------------------------
(6) (b)              Amendment to Management Contract
-------------------- -----------------------------------------------------------
(11)                 Legal Opinion
-------------------- -----------------------------------------------------------
(12)                 Form of Opinion as to Tax Matters and Consent
-------------------- -----------------------------------------------------------
(17)                 Code of Ethics
-------------------- -----------------------------------------------------------
(17) (a)             Form of Proxy Cards
-------------------- -----------------------------------------------------------